Registration No. 2-39272
                                                                        811-2162
================================================================================
                       Securities and Exchange Commission

                              Washington, DC 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

Pre-Effective Amendment No.                                     [ ]
Post-Effective Amendment No. 48                                 [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
Amendment No. 18                                                [X]

                        (Check appropriate box or boxes.)

                      General American Separate Account Two
                           (Exact Name of Registrant)

                     General American Life Insurance Company
                               (Name of Depositor)
                                700 Market Street
                               St. Louis, MO 63101

         (Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code:  (314) 231-1700

                             Matthew P. McCauley, Esq.
                     General American Life Insurance Company
                                700 Market Street
                          St. Louis, Missouri 63101
                     (Name and address of Agent for Service)

                                    Copy to:

                              Raymond A. O'Hara III
                        Blazzard, Grodd & Hasenauer, P.C.
                               943 Post Road East
                               Westport, CT 06880
                                 (203) 226-7866

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2002 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Group and Individual Variable Annuity Contracts

                       CROSS REFERENCE SHEET

                      (required by Rule 495)

ITEM NO.                                        Location

                              PART A

1.    Cover Page                                Cover Page

2.    Definitions                               Index of Special Terms

3.    Synopsis                                  Highlights

4.    Condensed Financial Information           Other Information - Financial
                                                Statements;  Appendix A

5.    General Description of Registrant,        The Company; Funds;
      Depositor, and Portfolio Companies        Other Information

6.    Deductions and Expenses                   Expenses

7.    General Description of the
      Variable Annuity Contracts                The Annuity Contracts

8.    Annuity Period                            Annuity Payments

9.    Death Benefit                             Death Benefit

10.   Purchases and Contract Value              Purchase

11.   Redemptions                               Access to Your Money

12.   Taxes                                     Taxes

13.   Legal Proceedings                         Legal Proceedings

14.   Table of Contents for the                 Table of Contents of
      Statement of Additional                   the Statement of
      Information                               Additional Information

ITEM NO.                                        Location
                              PART B

15.   Cover Page                                Cover Page

16.   Table of Contents                         Table of Contents

17.   General Information and History           Company

18.   Services                                  Not Applicable

19.   Purchase of Securities                    Distribution
      Being Offered

20.   Underwriters                              Distribution

21.   Calculation of Performance Data           Performance Information

22.   Annuity Payments                          Annuity Provisions

23.   Financial Statements                      Financial Statements

                                 PART C


Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.


                                     PART A

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                      GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                   PROSPECTUS
                                     FOR THE
                 GROUP AND INDIVIDUAL VARIABLE ANNUITY CONTRACTS

     This prospectus describes certain group and individual variable annuity contracts (Contracts) offered by General American Life Insurance Company (we, us, our). The Contracts are deferred variable annuities. The Contracts have been offered as non-qualified annuities, individual retirement annuities (IRAs), tax sheltered annuities (TSAs), or pursuant to other qualified plans. These Contracts provide for accumulation of contract values and annuity payments on a fixed or variable basis, or a combination fixed and variable basis. Sales of the Contracts have been discontinued with certain exceptions. Please contact your broker for further details.

     The Contracts have a number of investment choices (1 General Account and 8 Funds). The General Account is part of our general assets and provides an investment rate guaranteed by us. The eight Funds available are portfolios of General American Capital Company and Variable Insurance Products Fund which are listed below. You can put your money in any of these Funds which are offered through our separate account, General American Separate Account Two.

GENERAL AMERICAN CAPITAL COMPANY                           VARIABLE INSURANCE PRODUCTS FUND
Advised by: Conning Asset Management Company                Managed by: Fidelity Management & Research Company
         S & P 500 Index Fund                                 VIP: Equity-Income Portfolio
         Money Market Fund                                    VIP: Growth Portfolio
         Bond Index Fund                                      VIP: Overseas Portfolio
         Managed Equity Fund
         Asset Allocation Fund

     Please read this Prospectus before investing. You should keep it for future reference. It contains important information. To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) (dated May 1, 2002). The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the Prospectus. If you wish to receive, at no charge, the SAI, call us at (800) 449-6447 (toll free) or write us at: 700
Market Street, St. Louis, Missouri 63101. The SEC has a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically. The Table of Contents of the SAI is on Page ___ of this Prospectus.

The Contracts:

         *        are not bank deposits
         *        are not federally insured
         *        are not endorsed by any bank or government agency
         *        are not guaranteed and may be subject to loss of principal

     The SEC has not approved these Contracts or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                   MAY 1, 2002


                                TABLE OF CONTENTS

INDEX OF SPECIAL TERMS..........................................

SEPARATE ACCOUNT  TABLE OF FEES AND EXPENSES....................

HIGHLIGHTS......................................................

THE COMPANY.....................................................

THE ANNUITY CONTRACTS...........................................

PURCHASE........................................................
Purchase Payments...............................................
Allocation Of Purchase Payments.................................

FUNDS...........................................................
General American Capital Company................................
Variable Insurance Products Fund................................
The General Account.............................................
Transfers.......................................................
Additions, Deletions and Substitutions..........................


EXPENSES........................................................
Surrender  Charges  (Contingent   Deferred  Sales  Charge)......
Charge-Free  Amounts............................................
Administrative  Charge .........................................
Transfer Charge.................................................
Mortality and Expense Risk Charge...............................
Premium and Other Taxes.........................................
Fund Expenses...................................................
Exchange Program................................................

ACCUMULATED VALUE...............................................
Accumulated Value...............................................
Net Investment Factor...........................................

ACCESS TO YOUR MONEY............................................
Surrenders and Partial Withdrawals..............................
Termination Benefits............................................

DEATH BENEFIT...................................................
Death of Contract Owner During the Accumulation Phase...........
Death of Annuitant During the Accumulation Phase................
Death of Contract Owner or Annuitant During the Income Phase....
Special Tax Considerations......................................
Avoiding Probate................................................

ANNUITY PAYMENTS................................................
Annuity Income Options..........................................
Value of Variable Annuity Payments..............................

TAXES...........................................................
Annuity Contracts in General....................................
Qualified and Non-Qualified Contracts...........................
Withdrawals - Non-Qualified Contracts...........................
Withdrawals - Qualified Contracts...............................
Withdrawals - Tax-Sheltered Annuities...........................
Taxation of Death Benefits......................................
Diversification and Owner Control...............................
Types of Qualified Contracts....................................
Individual Retirement Annuities.................................
Section 403(b) Plans............................................
Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans....
Deferred Compensation Plans.....................................

PERFORMANCE......................................................
..
OTHER INFORMATION...............................................
Separate Account Two............................................
Distributor of the Contracts....................................
Legal Proceedings ..............................................
Voting Rights...................................................
Written Notice or Written Request...............................
Deferment of Payment............................................
Ownership.......................................................
The Beneficiary.................................................
Assignments.....................................................
Financial Statements............................................

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION....

APPENDIX A......................................................



Historical Table of Units and Unit Values for Qualified Plans... Historical Table of Units and Unit Values For Non-Qualified
    Plans.......................................................
Table of Units and Unit Values..................................

INDEX OF SPECIAL TERMS

     Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                        Page

Accumulation Phase......................................................
Annuitant...............................................................
Annuity Commencement Date...............................................
Annuity Income Options..................................................
Annuity Payments........................................................
Beneficiary.............................................................
Business Day............................................................
General Account.........................................................
Income Phase............................................................
Funds...................................................................
Non-Qualified...........................................................
Owner...................................................................
Purchase Payment........................................................
Qualified...............................................................
Tax Deferral............................................................

GENERAL AMERICAN SEPARATE ACCOUNT TWO TABLE OF FEES AND
EXPENSES
Owner Transaction Expenses

Surrender Charges (Expressed as a percentage of amount withdrawn):

First Contract Year                 9.00%
Second Contract Year                8.00%
Third Contract Year                 7.00%
Fourth Contract Year                6.00%    The surrender charge is levied only when you withdraw
Fifth Contract Year                 5.00%    money from your Contract. The first 10% of the account
Sixth Contract Year                 4.00%    value you withdraw in any contract year will not have
Seventh Contract Year               3.00%    a surrender charge applied to it.
Eighth Contract Year                2.00%
Ninth Contract Year                 1.00%

Transfer Fee:              None


Separate Account Annual Fees (as a percentage of the accumulated value of your Contract)

Mortality and Expense Risk Charge:                                              1.00%
                                                                                -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES:                                         1.00%

Fund Expenses
(expressed as a percentage of average net assets):

                                                   Distribution and                              Total Annual
                              Management Fee     Service (12b-1) Fee    Other Expenses             Expenses

GENERAL AMERICAN CAPITAL COMPANY
Advised by Conning Asset
Management Company

Money Market Fund                  0.13%                 None                0.08%                  0.21%
Bond Index Fund                    0.25%                 None                0.05%                  0.30%
Asset Allocation Fund*             0.55%                 None                0.10%                  0.65%
Managed Equity Fund*               0.50%                 None                0.10%                  0.60%
S&P 500 Index Fund                 0.10%                 None                0.05%                  0.15%

VARIABLE INSURANCE PRODUCTS FUND
Managed by Fidelity Management &
Research Company

Equity-Income Portfolio            0.48%                 None                0.10%                  0.58%**

Growth Portfolio                   0.58%                 None                0.10%                  0.68%**

Overseas Portfolio                 0.73%                 None                0.19%                  0.92%**


Footnotes

* The Investment Advisory Fee has been restated to reflect the current fee which was approved by shareholders on September 19, 2000 and which became effective on January 6, 2002.

** Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.


EXAMPLES:

     The examples are not a representation of actual, past or future expenses, and actual expenses may be higher or lower than those shown. The purpose of the tables is to help you understand the costs and expenses that you will bear directly or indirectly. The expense amounts in the examples are aggregate amounts for the total number of years indicated. Neither the table nor the examples reflect any premium taxes that may be applicable to your contract. Such taxes currently range from 0% to 3.5%.

     There can be no assurance that the investment experience of the Funds in the future will be comparable to past experience.

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     (a) if you surrendered your contract after the end of the specified time period;

     (b) if you do not surrender your contract after the end of the specified time period;

     (c)  if you annuitize after the end of the specified time period.


GENERAL AMERICAN CAPITAL COMPANY
Advised by Conning Asset Management Company


                                            1 Year       3 Years          5 Years         10 Years

Money Market Fund                        a)  $ 96.40   a)  $108.85     a)  $120.70   a)    $ 146.59
                                         b)  $ 12.33   b)  $ 38.41     b)  $ 66.50   b)    $ 146.59
                                         c)  $ 96.40   c)  $108.85     c)  $ 66.50   c)    $ 146.59
Bond Index Fund                          a)  $ 97.24   a)  $111.46     a)  $125.25   a)    $ 156.77
                                         b)  $ 13.24   b)  $ 41.21     b)  $ 71.29   b)    $ 156.77
                                         c)  $ 97.24   c)  $111.46     c)  $ 71.29   c)    $ 156.77
Asset Allocation Fund                    a)  $100.49   a)  $121.58     a)  $142.75   a)    $ 195.45
                                         b)  $ 16.78   b)  $ 52.03     b)  $ 89.69   b)    $ 195.45
                                         c)  $100.49   c)  $121.58     c)  $ 89.69   c)    $ 195.45
Managed Equity Fund                      a)  $100.03   a)  $120.14     a)  $140.27   a)    $ 190.01
                                         b)  $ 16.27   b)  $ 50.49     b)  $ 87.08   b)    $ 190.01
                                         c)  $100.03   c)  $120.14     c)  $ 87.08   c)    $ 190.01
S&P 500 Index Fund                       a)  $ 95.84   a)  $107.10     a)  $117.65   a)    $ 139.75
                                         b)  $ 11.72   b)  $ 36.54     b)  $ 63.30   b)    $ 139.75
                                         c)  $ 95.84   c)  $107.10     c)  $ 63.30   c)    $ 139.75

VARIABLE INSURANCE PRODUCTS FUND
Managed by Fidelity Management &
Research Company

VIP Equity Income Portfolio             a)  $ 99.84   a)   $119.57     a)  $139.28   a)   $ 187.83
                                        b)  $ 16.07   b)   $ 49.88     b)  $ 86.04   b)   $ 187.83
                                        c)  $ 99.84   c)   $119.57     c)  $ 86.04   c)   $ 187.83
VIP Growth Portfolio                    a)  $100.77   a)   $122.44     a)  $144.24   a)   $ 198.70
                                        b)  $ 17.08   b)   $ 52.96     b)  $ 91.26   b)   $ 198.70
                                        c)  $100.77   c)   $122.44     c)  $ 91.26   c)   $ 198.70
VIP Overseas Portfolio                  a)  $102.99   a)   $129.31     a)  $156.04   a)   $ 224.32
                                        b)  $ 19.50   b)   $ 60.31     b)  $103.67   b)   $ 224.32
                                        c)  $102.99   c)   $129.31     c)  $103.67   c)   $ 224.32

                                   HIGHLIGHTS

     The variable annuity Contract that we are offering is a contract between you, the owner, and us, the insurance company. The Contract provides a means for investing on a tax-deferred basis in our General Account and 8 Funds. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit as well as other insurance related benefits. If you choose to have your money invested in the Funds you will bear the entire investment risk.

     The Contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your Contract.

     You can choose to receive annuity payments on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the Funds you select for the income phase. If you choose fixed payments, the amount of the fixed annuity payments is level for the payout period.

Free Look. If you cancel your Contract within 20 days after receiving it (or whatever period is required in your state), we will give you back your purchase payments. In some states we are required to give you back the value of your Contract that is invested in the Funds plus any purchase payments you allocated to the General Account.

     Tax Penalty. The earnings in your Contract are not taxed until you take money out of your Contract. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on these earnings. Payments during the income phase are considered partly a return of your original investment.

     Inquiries. If you need more information or require assistance after you purchase a Contract, please contact us at:

         General American's Variable Annuity Administration Department
         P.0. Box 66954
         St. Louis, Missouri 63166-6954
         (800) 449-6447.

     All inquiries should include the Contract number and the name of the Contract owner and/or the annuitant.

                                   THE COMPANY

     We are an insurance company that is wholly-owned by GenAmerica Financial Corporation. GenAmerica Financial Corporation is wholly-owned by Metropolitan Life Insurance Company, a New York insurance company ("MetLife"). MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We were chartered in 1933 and since then have continuously engaged in the business of life insurance and annuities. Our National Headquarters is located at 700 Market Street, St. Louis, Missouri 63101. The telephone number is 314-231-1700. We are licensed to do business in 49 states of the U.S., the District of Columbia, Puerto Rico, and are registered in Canada and licensed in the Provinces of Alberta, British Columbia, Manitoba, New Brunswick, Newfoundland, Nova Scotia, Ontario, Prince Edward Island, Quebec, and Saskatchewan.

     We conduct a conventional life insurance business. Assets derived from our business should be considered by purchasers of variable annuity contracts only as bearing upon our ability to meet our obligations under the variable annuity contracts and should not be considered as bearing on the investment performance of the Separate Account.

                              THE ANNUITY CONTRACTS

     This Prospectus describes the variable annuity Contracts that we are offering.

     An annuity is a contract between you, the owner, and us, the insurance company, where we promise to pay you an income, in the form of annuity payments, beginning on a designated date in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your Contract enters the income phase.

     The Contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract.

     The Contract is called a variable annuity because you can choose among the Funds, and depending upon market conditions, you can make or lose money in any of these Funds. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the investment performance of the Fund(s) you select. If you select the fixed annuity portion of the Contract, the value will depend upon the interest we credit to the General Account.

     The Contracts consist of a group variable annuity contract for use in Tax Sheltered Annuity (Section 403(b) annuity) Plans (TSA), and individual variable annuity contracts for use in HR-10 (Keogh) Plans, Individual Retirement Annuity
(IRA) Plans, Simplified Employee Pension Plans, and non-qualified retirement plans. When you buy a TSA under the group variable annuity contract, we issue you a certificate which sets out all of your rights and benefits.

                                    PURCHASE

     You can purchase this Contract by completing an application and providing us with an initial purchase payment. We will not issue a Contract or certificate if the annuitant is older than 79 1/2.

Purchase Payments

     The minimum initial purchase payment permitted is $25. Afterwards, the purchase payments must be at least $25 and cannot exceed the annual equivalent of twice the initial purchase payment. For example, if you established a planned purchase payment of $50.00 per month, the total of all purchase payments in any Contract year could not exceed $1200. Any purchase payments in excess of this amount will be accepted only after our prior approval.

     Additional purchase payments on qualified Contracts are limited to proceeds from certain qualified plans. Purchase payments for other types of Contracts can be made at anytime during the accumulation phase so long as the annuitant is living.

     You may elect to make purchase payments by means of a pre-authorized check ("PAC") procedure. Under a PAC procedure, amounts will be deducted each month from your checking account and applied as a purchase payment under a Contract. You can also ask us to bill you for planned purchase payments.

Allocation of Purchase Payments

     You specify how you want your purchase payments allocated. You may allocate each purchase payment to one or more of the Funds and/or the General Account. However, the requested allocations must be in whole number percentages, which total 100%, and involve amounts of at least $25. You can change the allocation instructions for future purchase payments by sending a written notice.

     If the application is in good order, the initial purchase payment will be credited within two business days after receipt of the application. However, if an application is not in good order (missing information, etc.), we may retain the initial purchase payment for up to five business days while attempting to complete the application. If the application cannot be made in good order within five business days, the initial purchase payment will be returned immediately unless you consent in writing to us retaining the initial purchase payment until the application is in good order. Subsequent purchase payments are credited within one business day.

     Our business days are each day when both the New York Stock Exchange and we are open for business. The following are not business days for us: New Year's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Friday after Thanksgiving Day and Christmas Day. Our business day ends when the New York Stock Exchange closes, usually 4:00 PM Eastern Time.

                                      FUNDS

     The Contract gives you the choice of allocating purchase payments to our General Account, or to one or more of the Funds listed below. The Funds are managed by investment advisors. Additional Funds may be made available in the future.

     Each of these Funds has a separate prospectus that is provided with this prospectus. You should read the Fund prospectus before you decide to allocate your assets to the Fund.

General American Capital Company

     General American Capital Company ("Capital Company") is advised by Conning Asset Management Company. Capital Company currently operates separate investment Funds, five of which are available under the Contract. The assets of each Fund are separate from the others and each Fund has separate investment objectives and policies. As a result, each Fund operates as a separate investment portfolio and the investment performance of one Fund has no effect on the investment performance of any other Fund. The following Funds are available under the Contracts.

         *         S & P 500 Index Fund
         *         Money Market Fund
         *         Bond Index Fund
         *         Managed Equity Fund
         *         Asset Allocation Fund

Variable Insurance Products Fund

     Variable Insurance Products Fund ("VIP") is managed by Fidelity  Management
&  Research  Company  ("FMR")  of  Boston,  Massachusetts.   The  following  VIP
Portfolios are available under the Contracts.

         *         VIP:  Equity-Income Portfolio
         *         VIP:  Growth Portfolio
         *         VIP:  Overseas Portfolio

     The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain investment advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

     A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non- investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

     Shares of the Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

The General Account

     If you elect the General Account we will credit interest at an effective annual rate of at least 4% to purchase payments or portions of purchase payments allocated or transferred to the General Account under the Contracts. We may, at our sole discretion, credit a higher rate of interest to the General Account, or to amounts allocated or transferred to the General Account.

Transfers


You may transfer amounts as follows:

     1.   Between the General Account and one or more of the Funds; or

     2    Among the Funds.

These transfers will be subject to the following rules:

     1. Transfers must be made by written request or by telephone, provided we have a Telephone Authorization Form in good order completed by you.

     2. Transfers from or among the Funds may be made at any time and must be at least $100 or the entire amount of a Fund, if smaller.

     3. Transfers from the General Account to the Funds may be made once each year on the Contract's anniversary date and must be at least $100 but no more than 25% of the amount in the General Account prior to the transfer.

     We may revoke or modify the transfer privilege at any time, including the minimum amount for a transfer and the transfer charge, if any.

Additions, Deletions and Substitutions

     We may be required to substitute another Fund for one of the Funds you have selected. We would not do this without the prior approval of the Securities and

     Exchange Commission. We may also limit further investment in a Fund. We will give you notice of our intent to take either of these actions.

                                    EXPENSES

     There are charges and other expenses associated with the Contracts that reduce the return on your investment in the Contract. These charges and expenses are:

Surrender Charges (Contingent Deferred Sales Charge)

     For Contracts sold prior to May of 1982, a sales charge equal to 4.75% is imposed on all purchase payments to cover sales and distribution expenses. Contracts sold afterwards impose surrender charges (sometimes referred to as a contingent deferred sales charge) to recover these costs. The surrender charge percentage is based on the age of the Contract as shown in the following schedule:


                                SURRENDER CHARGE

Number of Complete Years                         Percentage Charge
Since Purchasing the Contract                    On Amount Withdrawn
-------------------------------                  -------------------
                  0-1                                         9%
                  2                                           8%
                  3                                           7%
                  4                                           6%
                  5                                           5%
                  6                                           4%
                  7                                           3%
                  8                                           2%
                  9                                           1%

     Upon full surrender, the surrender charge is calculated by multiplying the surrender charge percentage by the Contract's accumulated value. The surrender charge is deducted from amounts remaining in your Contract, if sufficient. If not, the surrender charge is taken from the amount you requested to the extent necessary and the withdrawal is considered a full surrender. In addition, surrender charges are not applied in the event of the death or disability of the Contract owner or Annuitant, or in the event of annuitization after five Contract years.

     The surrender charge will never exceed 9% of total net purchase payments.

Charge-Free Amounts

     If a Contract is within the nine year surrender charge period (the first nine Contract years), an amount may be withdrawn up to 10% of your accumulated account value (determined as of the date we receive the withdrawal request) each Contract year without incurring a surrender charge. Any percentages of your accumulated value previously withdrawn during a Contract year are subtracted from 10% in calculating the remaining percentage of account value that is available for withdrawal during the same Contract year.

Administrative Charge

     For Contracts sold prior to May of 1982, an administrative charge of $10 per year is also imposed during the accumulation phase.

Transfer Charge

     For Contracts sold prior to May of 1982, a $5 charge is imposed whenever funds are transferred between the General Account and the Separate Account.

Mortality and Expense Risk Charge

     During both the accumulation phase and the income phase, charges to cover mortality and expense risk are made each business day as a percentage of the accumulated value of the Contract. The charge for mortality and expense risk is 1% annually.

     The mortality risk assumed by us is that annuitants may live longer than the time estimated when the risk in the Contract is established. We agree to continue to pay annuity installments, determined in accordance with the annuity tables and other provisions contained in the Contract, and in accordance with the option selected (see "Annuity Income Options"), to each annuitant regardless of how long he lives and regardless of how long all annuitants as a group live. The expense risk assumed by us is that if the charge for mortality and expenses is not sufficient to cover administrative expenses, the deficiency will be met from our General Account.

     We can modify a group Contract prospectively, with respect to future participants, after the Contract has been in force for at least three years. No modifications can affect the annuitants in any manner without an annuitant's written consent, unless such modification is deemed necessary to give you or the annuitants the benefit of federal or state statutes or Treasury Department rules or regulations.

Premium and Other Taxes

     Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, and others are due when annuity payments begin. When a premium tax is due at the time the purchase payment is made, we will deduct from the payment such tax. Premium taxes generally range from 0% to 3.5%, depending on the state.

     We also reserve the right to deduct from purchase payments, accumulated value, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the accumulated value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

Fund Expenses

     There are deductions from and expenses paid out of the assets of the various Funds, which are described in the attached Fund prospectuses.

Exchange Program

     You may exchange your Contract, provided it is no longer subject to any surrender charge, for a variable annuity contract issued by our affiliate, MetLife Investors Insurance Company or its affiliate, MetLife Investors Insurance Company of California (together, "MetLife"). If you choose to so exchange your Contract, MetLife will waive any otherwise applicable withdrawal charges and contract maintenance charges.


                                ACCUMULATED VALUE

     The accumulated value is the value of your Contract. It is the sum of your interest in the various Funds and our General Account.

Accumulated Value

     During the accumulation phase, the value of the variable portion of your Contract will go up or down depending upon the investment performance of the Fund(s) you choose. We calculate your accumulated value after the New York Stock Exchange closes each business day.

     Your accumulated value will be determined on a daily basis. On the date your initial net purchase payment is applied to the General Account and/or the Funds, your accumulated value in a Fund will equal the portion of any purchase payment allocated to the Fund.

     Thereafter, on each business day, the accumulated value in a Fund will equal:

     1. The accumulated value in the Fund on the preceding business day, multiplied by the Fund's Net Investment Factor (defined below) for the business day; plus

     2. Any purchase payments received during the current business day which are allocated to the Fund; plus

     3. Any amounts transferred to the Fund from the General Account or from another Fund during the current business day; minus

     4. That portion transferred from the Fund to the General Account, or another Fund during the current business day (including any transfer charges); minus

     5. Any partial withdrawals from the Fund during the current business day; minus

     6. Any withdrawal or surrender charges incurred during the business day in connection with a partial withdrawal.

Net Investment Factor

     The Net Investment Factor measures the investment performance of a Fund from business day to business day. The Net Investment Factor for each Fund for a business day is calculated as follows:

     1.   The value of the assets at the end of the preceding business day; plus

     2.   The    investment    income    and    capital     gains-realized    or
          unrealized-credited to the assets for the business day for which the Net Investment Factor is being determined; minus

     3. The capital losses, realized or unrealized, charged against those assets during the business day; minus

     4. Any amount charged against each Fund for taxes, or any amount set aside during the business day as a reserve for taxes attributable to the operation or maintenance of each Fund; minus

     5. A charge not to exceed 0.002740% of the assets for each calendar day. This corresponds to 1% per year for mortality and expense risk; divided by

     6.   The value of the assets at the end of the preceding business day.

     The accumulated value is expected to change from business day to business day, reflecting the investment experience of the selected Funds as well as the daily deduction of charges.

     For Contracts issued prior to the reorganization of the Separate Account into a unit investment trust, a daily adjustment to values held in the Fund of the Separate Account that invests in the Managed Equity Fund will be made to offset fully the effect of any and all additional expenses (other than advisory expenses for the Managed Equity Fund) of a type or in an amount which would not have been borne by the Separate Account prior to the reorganization.

                              ACCESS TO YOUR MONEY

     You can have access to the money in your Contract:

     *    by making a withdrawal (either a partial or a complete withdrawal);

     *    when a death benefit is paid; or

     *    by electing to receive annuity payments.

Surrenders and Partial Withdrawals

     You may surrender the Contract or make a partial withdrawal to receive all or part of your accumulated value, at any time before you begin receiving annuity payments and while the annuitant is living, by sending us a written request.

     The amount available for surrender or partial withdrawal is your accumulated value, less any surrender or withdrawal charges. In the event of a partial withdrawal, the amount of any withdrawal charge will be deducted from the remaining accumulated value and not from the amount withdrawn. The amount payable to you upon surrender or withdrawal may be paid in a lump sum or, if elected, all or any part may be paid out under an Annuity Income Option. (See "Annuity Income Options.")

     The minimum amount that can be withdrawn is $100. If you do not tell us otherwise, the amounts will be withdrawn from the Funds and the General Account on a pro rata basis. The amount paid on the surrender or withdrawal will ordinarily be paid within seven days after we receive a written request in good order.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

Termination Benefits

     If you own a Tax Sheltered Variable Annuity Contract, you have certain rights if you terminate your participation prior to the Annuity Commencement Date. Upon termination of participation prior to the Annuity Commencement Date, you may elect:

     * to have the accumulated value applied to provide annuity payments under one of the annuity income options described below, or

     * to leave the accumulated value in the Contract, in which case the number of accumulation units in your individual account will remain fixed, but the value thereof will vary as described in the Section "Accumulated Value", or

     * to receive the accumulated value on the basis of the accumulation unit value next determined after the written request for surrender is received by us; or

     * to convert to an Individual Variable Annuity Contract, if appropriate; individual Contracts are issued by us on the effective date of termination, on the basis set forth by us at the time of such conversion.

                                  DEATH BENEFIT

Death of Contract Owner During the Accumulation Phase

     If you die during the accumulation phase, and your spouse is the beneficiary, we will treat your spouse as the new Contract owner. Otherwise, if you die during the accumulation phase, this Contract will no longer be in force. We will pay your interest in the Contract to your beneficiary in a lump sum upon receiving proof of your death. If there is no beneficiary, the proceeds will be paid to your estate. If there are joint owners, the death benefit will be paid out on the first death to occur.

     This payment will be made within five years after the date of your death unless you or your beneficiary choose, by providing us with written notice, one of the options described below:

     * Leave the proceeds of the Contract with us as provided under Annuity Income Option 6 of this Contract (or Option 7 in the case of a non-qualified Contract) . Any amount remaining unpaid under Annuity Income Option 6 will be paid in a lump sum to the beneficiary before the end of the fifth year after your death.

     * Buy an immediate annuity for the beneficiary, who will be the owner and annuitant. Payments under the annuity, or under any other method of payment we make available, must be for the life of the beneficiary, or for a number of years that is not more than the life expectancy of the beneficiary at the time of your death (as determined for Federal tax purposes), and must begin within one year after your death.

Death of Annuitant During the Accumulation Phase

     When we receive due proof of the death of the annuitant during the accumulation phase, we will pay the beneficiary the accumulated value of the Contract. The accumulated value will be the value next determined following our receipt of due proof of death of the annuitant as well as proof that the annuitant died during the accumulation phase. The beneficiary must receive the amount payable under a payout method available for the Death of Owner explained above.

     If a beneficiary has not been designated by the annuitant or if a beneficiary designated by the annuitant is not living on the date a lump sum death benefit is payable, or on the date any payments are to be continued, we will pay the lump sum death benefit for the commuted value of the payments to the deceased annuitant's spouse. If the spouse is not living, then payments will be made equally to the annuitant's surviving children. If the children are not surviving, then payments will be made to either the surviving father or mother or to both equally if both survive. If none of the above survive the annuitant, then payments will be made to his or her executors or administrators.

Death of Contract Owner or Annuitant During the Income Phase

     If you or the annuitant dies during the income phase, the Annuity Income Option then in effect will govern as to whether or not we will continue to make any payments. Any remaining payments will be made at least as rapidly as at the time of death.

Special Tax Considerations

     There are special tax rules that apply to IRA and other qualified Contracts during both the accumulation phase and income phase governing distributions upon the death of the owner. These rules are contained in provisions in the endorsements to the Contracts and supersede any other distribution rules contained in the Contracts.

     The preceding provisions regarding the death of the owner are intended to satisfy the distribution at death requirements of section 72(s) of the Internal Revenue Code of 1986, as amended. We reserve the right to amend this Contract by subsequent endorsement as necessary to comply with applicable tax requirements, if any, which are subject to change from time to time. Such additional endorsements, if necessary to comply with amended tax requirements, will be mailed to you and become effective within 30 days of mailing, unless you notify us in writing, within that time frame, that you reject the endorsement.

Avoiding Probate

     In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. However, the avoidance of probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit.

                                ANNUITY PAYMENTS

     Under the Contracts you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the Annuity Commencement Date. We ask you to choose your Annuity Commencement Date and Annuity Income Option when you purchase the Contract. You can change either at any time before the Annuity Commencement Date with 30 days notice to us.

     The annuitant is the person whose life we look to when we make annuity payments.

Annuity Income Options

     The Annuity Income Options, with the exception of Option 7, may be selected on either a variable annuity or a fixed payment basis, or a combination of both. In the absence of an election to the contrary, the variable accumulated value will be applied to provide variable annuity payments and the guaranteed accumulated value will be applied to provide guaranteed annuity payments.

     The minimum amount which may be applied under an option is $5,000 and the minimum annuity payment is $50 (or any lower amount required by state law). If the accumulated value is less than $5,000 when the Annuity Commencement Date arrives, we will make a lump sum payment of such amount to you. If at any time payments are, or become less than $50, we have the right to change the frequency of payments to intervals that will result in installments of at least $50.

     The following options are available:

     Option 1 - Life Annuity - Under this option we make monthly income payments during the lifetime of the annuitant and terminating with the last payment preceding his/her death.

     Option 2 - Life Annuity with 60, 120, l80, or 240 Monthly Payments Guaranteed - Under this option we make monthly income payments during the lifetime of the annuitant. We guarantee that if, at the death of the annuitant, payments have been made for less than a stated certain period, which may be five, ten, fifteen or twenty years, as elected, the monthly income will continue during the remainder of the stated period to the beneficiary. However, the beneficiary may elect to receive a single sum payment. A single sum payment will be equal to the present value of remaining payments as of the date of receipt of due proof of death commuted at the assumed investment rate.

     Option 3 - Unit Refund Life Annuity - Under this option, we make monthly income payments during the lifetime of the annuitant, terminating with the last payment preceding his/her death. If the annuitant dies, the beneficiary will receive an additional payment of the then dollar value of the number of annuity units. This is equal to the excess, if any, of (a) over (b) where (a) is the total amount applied under the option divided by the annuity unit value at the Annuity Commencement Date and (b) is the number of annuity units represented by each payment multiplied by the number of payments made.

     For example, if $19,952.07 were applied under this option for a male at age 65 on the Annuity Commencement Date, the annuity unit value in the appropriate Fund on such date was $12.071, the number of annuity units represented by each payment was ten, thirteen Annuity payments were paid prior to the date of death, and the value of an annuity unit on the date of death was $12.818, the amount paid to the beneficiary would be $19,520.44.

     Option 4 - Joint and Survivor Income for Life - Under this option we make monthly income payments during the joint lifetime of the annuitant and another named individual and thereafter during the lifetime of the survivor. Payments cease with the last income payment due prior to the death of the survivor.

     Option 5 - Income for a Fixed Period - Under this option, we make annual, semiannual, quarterly, or monthly payments over a specified number of years, not less than three and not more than thirty. When payments are made on a variable basis, a mortality and expense risk charge continues to be assessed, even though we do not incur a mortality risk under this option. The person considering this option should consult his tax adviser about the possibility that this selection might be held to be "constructive receipt" of the entire accumulated value and result in adverse tax treatment.

     Option 6 - Income of a Fixed Amount - Under this option, we make fixed equal payments annually, semiannually, quarterly, or monthly (not less than $75 per annum per $1,000 of the original amount due) until the proceeds applied under this option, with interest credited at the current annual rate, are exhausted. The final installment will be for the remaining balance. When payments are made on a variable basis, a mortality and expense risk charge continues to be assessed, even though we incur no mortality risk under this option. The person considering this option should consult his tax adviser about the possibility that such selection might be held to be "constructive receipt" of the entire accumulated value and result in adverse tax treatment.

     Option 7 - Interest Income (may be available to Non-qualified Annuities only) Under this option, you can place your accumulated value on deposit with us in our General Account and we will make annual, semiannual, quarterly, or monthly payments, as selected. Your remaining balance will earn interest at a rate not less than 4% per annum.

     With respect to any Option not involving a life contingency (e.g., Option 5
- Income for a Fixed Period), you may elect to have the present value of the guaranteed monthly annuity payments remaining, as of the date we receive proof of the claim, commuted and paid in a lump sum as set forth in the Contract.

Value of Variable Annuity Payments

     The dollar amount of your payment from the Fund(s) will depend upon four things:

     *    the value of your Contract in the Fund(s) on the Annuity  Commencement
          Date;

     * the 4% assumed investment rate used in the annuity table for the Contract;

     *    the performance of the Funds you selected;  and

     * if permitted in your state and under the type of Contract you have purchased, the age and sex of the annuitant(s).

     If the actual performance exceeds the 4% assumed rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual performance is less than 4% plus the amount of the deductions, your annuity payments will decrease.

     The value of all payments (both guaranteed and variable) will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

     The method of computation of variable annuity payments is described in more detail in the Statement of Additional Information.

TAXES

     NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included in the Statement of Additional Information an additional discussion regarding taxes.


Annuity Contracts in General

     Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

     Under non-qualified Contracts, you, as the owner, are not taxed on increases in the value of your Contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

     When a non-qualified Contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

     If you purchase the Contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your Contract is referred to as a non-qualified Contract.

     If you purchase the Contract under a pension plan, specially sponsored program, or an individual retirement annuity, your Contract is referred to as a qualified Contract. Examples of qualified plans are: Individual Retirement
Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.

     A qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified Contract. Withdrawals - Non-Qualified Contracts

     If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after the taxpayer reaches age 59 1/2;

     (2)  paid after you die;

     (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid under an immediate annuity; or

     (6)  which come from purchase payments made prior to August 14, 1982.

     The Contract provides that upon the death of the annuitant during the accumulation phase, the death proceeds will be paid to the beneficiary. Such payments made when the annuitant, who is not the Contract owner, dies do not qualify for the death of the Contract owner exception (described in (2) above) and will be subject to the 10% distribution penalty unless the beneficiary is 59 1/2 years old or one of the other exceptions to the penalty applies.

Withdrawals - Qualified Contracts

     If you make a withdrawal from your qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your Contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified Contracts.

     The Code also provides that any amount received under a qualified Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:


     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3) paid if you become totally disabled (as that term is defined in the Code);

     (4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

     (5) paid to you after you have attained age 55 and you have left your employment;

     (6)  paid for certain allowable medical expenses (as defined in the Code);

     (7)  paid pursuant to a qualified domestic relations order;

     (8)  paid on account of an IRS levy upon the qualified Contract;

      (9) paid from an IRA for medical insurance (as defined in the Code);

     (10) paid from an IRA for qualified higher education expenses; or

     (11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

     The  exceptions in (5) and (7) above do not apply to IRAs. The exception in
(4) above applies to IRAs but without the requirement of leaving employment.

     The 10% penalty also applies to a distribution from a Code Section 457 governmental plan, if the distribution is attributable to an amount transferred to the Code Section 457 plan from an IRA, 403(b) pension or profit sharing plan unless one of the exceptions above applies.

     We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities

     The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

     (1)  reaches age 59 1/2;

     (2)  has a severance from employment;

     (3)  dies;

     (4)  becomes  disabled (as that term is defined in the Code); or

     (5)  in the case of hardship.

     However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Taxation of Death Benefits

     Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Diversification and Owner Control

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Funds are managed so as to comply with the requirements.

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, are considered the owner of the shares of the Funds. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent owners are permitted to select Funds, to make transfers among the Funds or the number and type of Funds owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance is generally applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Funds.

Types of Qualified Contracts

Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.

     Section 408A of the Code provides that beginning in 1998, eligible individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income. Qualified distributions are free from federal income tax. Roth IRAs are also subject to specific limitations as to eligibility, contributions, transferability and distributions.

Section 403(b) Plans

     Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social
Security) taxes. Furthermore, there are additional restrictions regarding transferability, distributions, nondiscrimination and withdrawals.


Corporate Pension and Profit Sharing Plans and H.R. 10 Plans

     Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

Deferred Compensation Plans

     Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participating employee:

     -    attains age 70 1/2,

     -    has a severance from employment,

     -    dies, or

     -    suffers an unforeseeable financial emergency as defined in the Code.

     Furthermore, the Code provides additional requirements and restrictions regarding eligibility, contributions and distributions.

                                   PERFORMANCE

     We periodically advertise performance of the various Funds. We will calculate performance by determining the percentage change in the accumulated value for selected periods. This performance number reflects the deduction of the mortality and expense risk charges. It does not reflect the deduction of any surrender charge. The deduction of any surrender charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the mortality and expense risk charges, and surrender charges.

     We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

                                OTHER INFORMATION

Separate Account Two

     We established Separate Account Two to hold the assets that underlie the Contracts. The Separate Account was established on October 22, 1970 under Missouri law, pursuant to authorization by our Board of Directors. We have registered the Separate Account as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940.

     Purchase payments are received into the Separate Account from qualified and non-qualified individual and group variable annuity contracts. Such payments are pooled together and invested separately from the General Account of General American (the general assets of the insurance company other than separate account assets). The persons participating in the variable portion of these Contracts look to the investment experience of the assets in the Separate Account.

     The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains, and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts we may issue.

Distributor of the Contracts

     General American Distributors, Inc., 700 Market Street, St. Louis, Missouri 63101 (Member NASD/SIPC), a wholly-owned subsidiary of GenAmerica Financial Corporation, is the principal underwriter and distributor of the Contracts. It has entered into contracts with various affiliated broker-dealers and registered representatives to aid in the distribution of the Contracts. Commissions paid to dealer(s) in varying amounts are not expected to exceed 3.25% of purchase payments for such Contracts, under normal circumstances.

Legal Proceedings

     Various litigation, claims, and assessments against General American have arisen in the course of its business, including, without limitation, matters relating to its activities as an insurer, employer, investor and taxpayer. In addition, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning General American's compliance with applicable insurance and other laws and regulations. However, there are no pending legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject, and General American is not a party to any pending legal proceeding that it considers to be material with respect to Contract owners by reason of the nature of the claim or the amount thereof.

     General American has received and responded to subpoenas for documents and other information from the office of the U.S. Attorney for the Eastern District of Missouri with respect to certain administrative services provided by its former Medicare Unit during the period January 1, 1988 through December 31, 1998, which services ended and which unit was disbanded prior to MetLife's acquisition of General American. The subpoenas were issued as part of the Government's criminal investigation alleging that General American's former Medicare Unit engaged in improper billing and claims payment practices. The Government is also conducting a civil investigation under the Federal False Claims Act. General American is cooperating fully with the Government's investigations. In March 2002, General American and the Government reached an agreement in principle to resolve all issues through a civil settlement. The agreement is subject to approvals and there can be no assurance that it will be approved. On April 11, 2002, it was announced that General American will take a $48 million after-tax charge to cover costs associated with the civil settlement. (See Notes to Financial Statements.)

Voting Rights

     We are the legal owner of the Fund shares. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

Written Notice or Written Request

     A written notice or written request is any notice or request that you send to us requesting any changes or making any request affecting your Contract. Such a request or notice must be in a format and content acceptable to us.

Deferment of Payment

     We may be required to suspend or postpone payments for surrenders or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2.   trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or we cannot reasonably value the shares of the Funds;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

     We may also delay the payment of a surrender or partial withdrawal from the General Account for up to six months from receipt of Written Request. If payment is delayed, the amount due will continue to be credited with the rate of interest then credited to the General Account until the payment is made.

Ownership

     Owner. You, as the owner of the Contract, have all the rights under the Contract. Prior to the Annuity Commencement Date, the owner is as designated at the time the Contract is issued, unless changed.

The Beneficiary

     The beneficiary is the person(s) or entity you or the annuitant name to receive any death benefit. The beneficiary is named at the time the Contract is issued, unless changed at a later date. Subject to any assignment of a Contract, the beneficiary may be changed during the lifetime of the annuitant by providing us with the proper forms in good order. If the joint and survivor option is selected, the annuitant may not change the designation of a joint annuitant after payments begin.

     A change of beneficiary designation will not become effective unless we accept the written request, at which time it will be effective as of the date of the request. A beneficiary who becomes entitled to receive benefits under this Contract may also designate, in the same manner, a beneficiary to receive any benefits which may become payable under this Contract by reason of death.

Assignments

     With respect to individual non-qualified Contracts, an assignment or transfer of the Contract or of any interest in it will not bind us unless: (1) it is made as a written instrument, (2) the original instrument or a certified copy is filed at our Home Office, and (3) we send the Contract owner a receipt. We are not responsible for the validity of the assignment. If a claim is based on an assignment or transfer, proof of interest of the claimant may be required. A valid assignment will take precedence over any claim of a beneficiary.

     With respect to all other Contracts, you may not transfer, sell, assign, discount or pledge a Contract for a loan or a security for the performance of an obligation or any other purpose, to any person other than to us.

AN ASSIGNMENT MAY BE A TAXABLE EVENT.

Financial Statements

     The consolidated financial statements for General American (as well as the auditors' report thereon) are in the Statement of Additional Information.

     Financial statements for the Separate Account are also in the Statement of Additional Information.

Table of Contents of the Statement of Additional Information

Company..................................
Experts..................................
Distribution.............................
Performance Information..................
Federal Tax Status.......................
Annuity Provisions.......................
General Matters..........................
Safekeeping of Account Assets............
State Regulation.........................
Records and Reports......................
Other Information........................
Financial Statements.....................


APPENDIX A

HISTORICAL TABLE OF UNITS AND UNIT VALUES FOR QUALIFIED PLANS FOR SEPARATE ACCOUNT TWO

                           1980     1981    1982     1983     1984     1985     1986    1987     1988
                           ----     ----    ----     ----     ----     ----     ----    ----     ----
Accumulation unit value:
Beginning of period        $8.23    $9.94   $ 9.92   $12.09   $13.25   $13.15   $16.68  $19.73   $20.03
End of period              $9.94    $9.92   $12.09   $13.25   $13.15   $16.68   $19.73  $20.03   $21.30*

Number of units outstanding at end of period (in thousands)
                           175      169     138      162      162      148      170     255      263*


HISTORICAL TABLE OF UNITS AND UNIT VALUES FOR NON-QUALIFIED PLANS FOR SEPARATE ACCOUNT TWO

                           1980     1981    1982     1983     1984     1985     1986    1987     1988
                           ----     ----    ----     ----     ----     ----     ----    ----     ----
Accumulation unit value:
Beginning of period        $ 9.30   $10.73  $10.91   $12.63   $13.77   $14.30   $18.16  $21.47   $21.80
End of period              $10.73   $10.91  $12.63   $13.77   $14.30   $18.16   $21.47  $21.80   $23.18*

Number of units outstanding at end of period (in thousands)
                           27       49      50       52       50       48       49      49       28*

* Unit values and units outstanding represent the values and number of units at the date of reorganization, February 23, 1988.

TABLE OF UNITS AND UNIT VALUES FOR SEPARATE ACCOUNT TWO

     This Table shows unit values and the number of units of the Separate Account invested in the Funds of General American Capital Company and Variable Insurance Products Fund. There can be no assurance that the investment experience of these Funds in the future will be comparable to past experience.

                  Accumulation                                         Qualified Plan            Nonqualified Plan
                  Unit Value                Accumulation               Units Outstanding         Units Outstanding
                  Beginning                 Unit Value                 End of Period             End of Period
                  of Period*                End of Period              (in thousands)            (in thousands)
                  ----------                -------------              --------------            --------------

S & P 500 Index Fund Division**
2001              59.74                     52.02                      738                       290
2000              66.06                     59.74                      860                       321
1999              55.35                     66.06                      968                       340
1998              43.62                     55.35                      987                       342
1997              33.17                     43.62                      935                       366
1996              27.27                     33.17                      808                       325
1995              20.12                     27.27                      657                       297
1994              20.09                     20.12                      636                       265
1993              18.48                     20.09                      599                       241
1992              17.37                     18.48                      366                       152
1991              13.47                     17.37                      236                       109
1990              14.15                     13.47                      133                       67
1989              11.01                     14.15                      97                        23
1988              10.00                     11.01                      36                        7


Money Market Fund Division

2001              18.19                     18.74                      192                       28
2000              17.26                     18.19                      139                       26
1999              16.57                     17.26                      228                       69
1998              15.85                     16.57                      124                       79
1997              15.14                     15.85                      102                       74
1996              14.50                     15.14                      117                       62
1995              13.82                     14.50                      106                       57
1994              13.39                     13.82                      93                        58
1993              13.12                     13.39                      115                       73
1992              12.78                     13.12                      181                       85
1991              12.16                     12.78                      179                       101
1990              11.33                     12.16                      188                       79
1989              10.44                     11.33                      28                        15
1988              10.00                     10.44                      6                         5

Bond Index Fund Division***

2001              22.37                     24.01                      137                       62
2000              20.16                     22.37                      130                       52
1999              20.97                     20.16                      148                       60
1998              19.50                     20.97                      200                       75
1997              18.01                     19.50                      163                       80
1996              17.66                     18.01                      163                       70
1995              14.99                     17.66                      146                       85
1994              15.78                     14.99                      146                       58
1993              14.43                     15.78                      161                       61
1992              13.68                     14.43                      116                       48
1991              12.12                     13.68                      50                        67
1990              11.22                     12.12                      33                        58
1989              10.27                     11.22                      22                        17
1988              10.00                     10.27                      5                         2


Managed Equity Fund Division Qualified

2001              94.14                     94.99                       69                       N/A
2000              84.35                     94.14                       80                       N/A
1999              82.60                     84.35                      106                       N/A
1998              72.99                     82.60                      126                       N/A
1997              59.73                     72.99                      136                       N/A
1996              49.83                     59.73                      153                       N/A
1995              37.68                     49.83                      164                       N/A
1994              39.42                     37.68                      188                       N/A
1993              36.54                     39.42                      210                       N/A
1992              34.56                     36.54                      217                       N/A
1991              27.62                     34.56                      216                       N/A
1990              28.73                     27.62                      192                       N/A
1989              22.11                     28.73                      194                       N/A
1988              21.30                     22.11                      207                       N/A


Managed Equity Fund Division Nonqualified

2001             102.45                    103.37                      N/A                       1
2000              91.79                    102.45                      N/A                       1
1999              89.89                     91.79                      N/A                       1
1998              79.43                     89.89                      N/A                       1
1997              64.99                     79.43                      N/A                       2
1996              54.22                     64.99                      N/A                       2
1995              41.00                     54.22                      N/A                       17
1994              42.90                     41.00                      N/A                       20
1993              39.76                     42.90                      N/A                       24
1992              37.61                     39.76                      N/A                       25
1991              30.05                     37.61                      N/A                       25
1990              31.27                     30.05                      N/A                       25
1989              24.06                     31.27                      N/A                       25
1988              23.18                     24.06                      N/A                       26


Managed Equity Fund Division 88 Series

2001              48.57                     48.96                      174                       42
2000              43.56                     48.57                      190                       44
1999              42.70                     43.56                      246                       49
1998              37.77                     42.70                      266                       54
1997              30.94                     37.77                      280                       67
1996              25.84                     30.94                      240                       58
1995              19.56                     25.84                      215                       75
1994              20.48                     19.56                      204                       68
1993              19.00                     20.48                      197                       56
1992              17.99                     19.00                      158                       40
1991              14.39                     17.99                      101                       27
1990              14.99                     14.39                      56                        20
1989              11.54                     14.99                      21                        7
1988              10.83                     11.54                      6                         0


Asset Allocation Fund Division

2001              40.60                     37.56                      416                       124
2000              40.46                     40.60                      471                       139
1999              33.12                     40.46                      463                       163
1998              28.38                     33.12                      487                       187
1997              24.14                     28.38                      496                       187
1996              21.08                     24.14                      375                       178
1995              16.52                     21.08                      317                       168
1994              17.37                     16.52                      320                       180
1993              16.01                     17.37                      332                       166
1992              15.16                     16.01                      223                       119
1991              12.78                     15.16                      140                       66
1990              12.60                     12.78                      94                        35
1989              10.61                     12.60                      33                        16
1988              10.00                     10.61                      9                         4


VIP:  Equity-Income Portfolio Division

2001              25.32                     23.83                      535                       226
2000              23.60                     25.32                      570                       252
1999              22.41                     23.60                      736                       299
1998              20.27                     22.41                      868                       352
1997              15.98                     20.27                      838                       351
1996              14.12                     15.98                      767                       317
1995              10.55                     14.12                      552                       207
1994              10.00                     10.55                      315                       82


VIP:  Growth Portfolio Division

2001              30.53                     24.89                        971                     300
2000              34.64                     30.53                      1,131                     342
1999              25.45                     34.64                      1,141                     341
1998              18.42                     25.45                      1,127                     342
1997              15.07                     18.42                      1,064                     343
1996              13.27                     15.07                      974                       362
1995               9.90                     13.27                      646                       261
1994              10.00                     9.90                       356                       116


VIP:  Overseas Portfolio Division

2001              16.88                     13.18                      316                        90
2000              21.09                     16.88                      373                       109
1999              14.93                     21.09                      348                       105
1998              13.37                     14.93                      355                        98
1997              12.11                     13.37                      363                       124
1996              10.80                     12.11                      346                       107
1995              9.95                      10.80                      266                        77
1994              10.00                     9.95                       240                        52

* At the date of first deposits into the Separate Account on May 16, 1988, except for the Managed Equity Fund Division, which began on February 24, 1988; the VIP: Equity-Income Portfolio Division and the VIP: Growth Portfolio Division which began on January 6, 1994; and the VIP: Overseas Portfolio Division which began on January 11, 1994.

** The name of the S & P 500 Index Fund was changed from "Equity Index Fund" effective May 1, 1994.

*** The name of the Bond Index Fund was changed from "Intermediate Bond Fund" effective October 1, 1992. The name change reflects a change in investment policies and objectives of the Fund.

Notes on Appendix A

     The initial value of an accumulation unit in the Separate Account was set at $10.00 as of May 28, 1971.

     The Historical Tables of Units and Unit Values for Non-qualified Plans for Separate Account 2 above show accumulation unit values and the numbers of units outstanding for the period from January 1, 1980 through February 23, 1988. During that time, the Separate Account invested solely and directly in common stocks. On February 23, 1988, the net assets of the Separate Account were exchanged for shares in the Managed Equity Fund of General American Capital Company, and the investment advisory fee for these assets was increased from ..25% to a sliding scale with a maximum of .50%, as an annual percentage of net assets (see the General American Capital Company Prospectus).



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                 GROUP AND INDIVIDUAL VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                      GENERAL AMERICAN SEPARATE ACCOUNT TWO

                                       AND

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2002, FOR THE INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: 700 MARKET STREET, ST. LOUIS, MISSOURI 63101, (800) 449-6447.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2002.

                                TABLE OF CONTENTS

                                                                            Page

COMPANY  ....................................................................
EXPERTS  ....................................................................
DISTRIBUTION.................................................................
PERFORMANCE INFORMATION......................................................
FEDERAL TAX STATUS...........................................................
ANNUITY PROVISIONS...........................................................
GENERAL MATTERS..............................................................
SAFEKEEPING OF ACCOUNT ASSETS................................................
STATE REGULATION.............................................................
RECORDS AND REPORTS..........................................................
OTHER INFORMATION............................................................
FINANCIAL STATEMENTS.........................................................

                                 COMPANY

     We are an insurance company that is wholly-owned by GenAmerica Financial Corporation. GenAmerica Financial Corporation is wholly-owned by Metropolitan Life Insurance Company, a New York insurance company ("MetLife"). We were chartered in 1933 and since then have continuously engaged in the business of life insurance, annuities, and accident and health insurance. Our National Headquarters is located at 700 Market Street, St. Louis, Missouri 63101. The telephone number is 314-231-1700. We are licensed to do business in 49 states of the U.S., the District of Columbia, Puerto Rico, and are registered in Canada and licensed in the Provinces of Alberta, British Columbia, Manitoba, New Brunswick, Newfoundland, Nova Scotia, Ontario, Prince Edward Island, Quebec, and Saskatchewan.

     We conduct a conventional life insurance business. Assets derived from our business should be considered by purchasers of variable annuity contracts only as bearing upon our ability to meet our obligations under the variable annuity contracts and should not be considered as bearing on the investment performance of the Separate Account.

                                     EXPERTS

     The  consolidated  financial  statements  as of and  for  the  years  ended
December 31, 2000 and December 31, 2001, of the Company included in this Statement of Additional Information and in the registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph that discusses the Company's change in basis of accounting, as of January 1, 2000, as a result of a business combination accounted for as a purchase), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is One City Centre, St. Louis, Missouri 63101.

     The financial statements of the Separate Account as of December 31, 2001, and for each of the periods in each of the two years ended December 31, 2001, included in this Statement of Additional Information and in the registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The consolidated financial statements of the Company for the year ended December 31, 1999 have been included in this Prospectus in reliance on the report of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

                                  DISTRIBUTION

     General American Distributors, Inc. ("Distributor"), the principal underwriter of the Contracts, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

     The Contracts are offered to the public through individuals licensed under the federal securities laws and state insurance laws who have entered into agreements with Distributor.

REDUCTION OF THE SURRENDER CHARGE

     The amount of the surrender charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the surrender charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. Other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

     If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction of the surrender charge.

     The surrender charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction of the surrender charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                             PERFORMANCE INFORMATION

TOTAL RETURN

     From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of a Fund over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

     Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the expenses for the underlying Fund being advertised and any applicable surrender charges.

     The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable surrender charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                          n
                                 P (1 + T)  = ERV

Where:

      P = a hypothetical initial payment of $1,000

      T = average annual total return

      n = number of years

    ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.


     The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any surrender charge. The deduction of any surrender charge would reduce any percentage increase or make greater any percentage decrease.

     Owners should note that the investment results of each Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an owner's total return may be in any future period.

MONEY MARKET YIELD CALCULATION

     In accordance with regulations adopted by the Securities and Exchange Commission, General American is required to disclose the current annualized yield for the Fund investing in the Money Market Fund of Capital Company (the "Money Market Division") for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the Money Market Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for administrative expenses of services and the mortality and expense risk charge and income and expenses accrued during the period. Because of these deductions, the yield for the Money Market Division of the Separate Account will be lower than the yield for the Money Market Fund of Capital Company.

     The Securities and Exchange Commission also permits General American to disclose the effective yield of the Money Market Division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result.

     The yield on amounts held in the Money Market Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Money Market Fund, and its operating expenses.

HISTORICAL UNIT VALUES

     The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

     In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the Funds against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Fund being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


                               FEDERAL TAX STATUS

General

     NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

     Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. If after the annuity date, annuity payments cease because of the death of the annuitant, any unrecovered investment in the contract shall be allowed as a deduction to the annuitant for his last taxable year. Unrecovered investment in the contract is the investment in the contract on the annuity date reduced by amounts received after the annuity date which were excludable from taxable income. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

     On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     The Company intends that all investment portfolios underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

Owner Control

     The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the separate account resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

     Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

     The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.


Partial 1035 Exchanges

     Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other than Natural Persons

     Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments or Transfer of Ownership

     An assignment, pledge or transfer of ownership of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge or transfer ownership of their Contracts.

     If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

Gifting a Contract

     If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to a divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Death Benefits

     Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Income Tax Withholding

     All distributions or the portion thereof which is includable in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower tax treaty rate applies to such person.

     Certain distributions from retirement plans qualified under Code Section 401, Code Section 403(b) or from a Code Section 457 governmental plan, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includable in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

     When all or a part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the Company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

Tax Treatment of Withdrawals - Non-Qualified Contracts

     Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

     With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

     The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Withdrawals - Investment Adviser Fees

     The  Internal  Revenue  Service  has,  through a series of  Private  Letter
Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

Delayed Annuity Payments

     Although there is no guidance in the federal tax law as to when annuity payments must commence under a non-qualified contract, the Internal Revenue Service could take the position that if annuity payments do not begin or are not scheduled to begin until an advanced age, such as after age 85, then the contract should not be treated as an annuity contract for federal tax purposes. If such was to occur, then the income under the contract could become currently taxable to the Owner.

Qualified Plans

     The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a contract, unless the Company specifically consents to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

     Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) We reserve the right to modify the contract in order to maintain favorable tax treatment.

     On July 6, 1983, the Supreme Court decided in Arizona  Governing  Committee
v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.  Tax-Sheltered Annuities

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax- Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.  Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax- deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

     Section 408A of the Code provides that certain eligible individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income.

     Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

     Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, certain eligible individuals may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

     Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.  Pension and Profit-Sharing Plans

     Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


d.   Government and Tax-Exempt  Organization  Deferred  Compensation  Plan under
     Section 457

     Employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. There are limitations on the maximum amount which can be deferred in any one year and in limited circumstances, the plan may provide for additional catch-up contributions. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

     All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

     In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:

     -    attains age 70 1/2,

     -    has a severance from employment,

     -    dies, or

     -    suffers an unforeseeable financial emergency as defined in the Code.


Tax Treatment of Withdrawals - Qualified Contracts

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

     With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

     The 10% penalty also applies to a distribution from a Code Section 457 governmental plan, if the distribution is attributable to an amount transferred to the Code Section 457 plan from an IRA, 403(b) pension or profit sharing plan unless one of the exceptions above applies.

Tax-Sheltered Annuities - Withdrawal Limitations

     The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) has a severance from employment; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's
Contract value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Required Distributions

     Generally, distributions from a qualified plan must commence no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the Owner.

     The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax adviser to determine that your distributions comply with these rules.


                               ANNUITY PROVISIONS

COMPUTATION OF THE VALUE OF AN ANNUITY UNIT

     The table of contractual guaranteed annuity rates is based on an assumed interest rate. The assumed interest rate is 4% for all contracts issued on or after May 1, 1982; 3.5% for tax-qualified contracts issued prior to May 1, 1982; and 3% for non-tax-qualified Contracts issued prior to May 1, 1982.

     As a starting point, the value of a Separate Account Two annuity unit was established at $10.00 as of the end of the business day on January 4, 1971. For Contracts issued prior to May 1, 1982, the value of the annuity unit at the end of any subsequent business day is determined by multiplying such value for the preceding business day by the product of (a) the daily reduction factor (described below) once for each calendar day expiring between the end of the sixth preceding business day and the end of the fifth preceding business day and
(b) the net investment factor for the fifth business day preceding such business day.

     The daily reduction factors referred to above are .99989256 for all contracts issued on or after May 1, 1982; .99990575 for tax-qualified contracts issued prior to May 1, 1982; and .99991902 for non-tax-qualified contracts issued before May 1, 1982.

     These daily reduction factors are necessary to neutralize the assumed net investment rate built into the annuity tables. Calculations are performed as of the fifth preceding business day to permit calculation of amounts and the mailing of checks in advance of their due date.

     This may be illustrated by the following hypothetical example. Assuming that the net investment factor for the fifth preceding business day was 1.00176027, and assuming that the annuity unit value for the preceding business day was $10.20, then the annuity unit for the current business day is $10.22, determined as follows:

      1.00176027        $10.200000
      X .99989256       X 1.00165264
      -----------       ------------
      1.00165264        $10.216857

DETERMINATION OF THE AMOUNT OF THE FIRST ANNUITY INSTALLMENT

     When annuity installments begin, the accumulated value of the Contract is established. This is the sum of the products of the values of an accumulation unit in each Fund on the fifth business day preceding the annuity commencement date and the number of accumulation units credited to the Contract as of the annuity commencement date.

     The Contract contains tables indicating the dollar amount of the first annuity installment under each form of variable annuity for each $1,000 of value of the Contract. The amount of the first annuity installment depends on the option chosen and the sex (if applicable) and age of the annuitant.

     The first annuity installment is determined by multiplying the benefit per $1,000 of value shown in the tables in the contract by the number of thousands of dollars of accumulated value of the contract (individual account).

     If a greater first installment would result, General American will compute the first installment on the same mortality basis as is used in determining such installments under individual variable annuity contracts then being issued for a similar class of annuitants.

DETERMINATION OF THE FLUCTUATING VALUES OF THE ANNUITY INSTALLMENTS

     The dollar amount of the first annuity installment, determined as described above, is translated into annuity units by dividing that dollar amount by the value of an annuity unit on the due date of the first annuity installment. The number of annuity units remains fixed and the amount of each subsequent annuity installment is determined by multiplying this fixed number of annuity units by the value of an annuity unit on the date the installment is due.

     If in any month after the first the application of the above net investment factors produces a net investment increment exactly equivalent to the assumed annualized rate of 4%, then the payment in that month will not change. Since it is unlikely that it will be exactly equivalent, installments will vary up or down depending upon whether such investment increment is greater or less than the assumed annualized rate of 4%. A higher assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments (or a more rapidly falling series of subsequent annuity payments if the value of an annuity unit is decreasing). A lower assumption would have the opposite effect.

FIXED ANNUITY

     A fixed annuity is a series of payments made during the annuity period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The general account value as of the annuity calculation date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. Fixed annuity payments will remain level.

                                 GENERAL MATTERS

PARTICIPATING

     The Contracts share in General American's divisible surplus while they are in force prior to the annuity commencement date. Each year General American will determine the share of divisible surplus, if any, accruing to the Contracts. Investment results are credited directly through the changes in the value of the accumulation units and annuity units. Also, most mortality and expense savings are credited directly through decreases in the appropriate charges. Therefore, the Company expects little or no divisible surplus to be credited to a contract. If any divisible surplus is credited to a contract, the Contract Owner may choose to take the distribution in cash, reduce the stipulated payment, or leave the distribution with General American to accumulate with interest.


JOINT ANNUITANT

     The contract owner may, by written request at least 30 days prior to the annuity commencement date, name a joint annuitant. An annuitant or joint annuitant may not be replaced. The annuity commencement date shall be specified in the application. If the annuitant or joint annuitant dies after the annuity commencement date, the survivor shall be the sole annuitant. Another joint annuitant may not be designated. Payment to a beneficiary shall not be made until the death of the surviving annuitant.

INCORRECT AGE OR SEX

     If the age at issue or sex of the annuitant as shown in the Contract is incorrect, any benefit payable under a supplemental agreement will be such as the premiums paid would have purchased at the correct age at issue and sex. After General American begins paying monthly income installments, appropriate adjustment will be made in any remaining installments.

ANNUITY DATA

     General American will not be liable for obligations which depend on receiving information from a payee until such information is received in a form satisfactory to General American.

QUARTERLY REPORTS

     Quarterly, General American will give the contract owner a report of the current accumulated value allocated to each Fund; the current accumulated value allocated to the General Account; and any purchase payments, charges, transfers, or surrenders during that period. This report will also give the contract owner any other information required by law or regulation. The contract owner may ask for a report like this at any time. The quarterly reports will be distributed without charge. General American reserves the right to charge a fee for additional reports.

INCONTESTABILITY

     General American cannot contest this Contract, except for nonpayment of stipulated payments or premiums, after it has been in force during the lifetime of the Annuitant for a period of two years from the date of issue. This provision will not apply to any supplemental agreement relating to total and permanent disability benefits.

OWNERSHIP

     The owner of the Contract on the contract date is the annuitant, unless otherwise specified in the application. The owner may specify a new owner by written notice at any time thereafter. During the annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the owner.


REINSTATEMENT

     A Contract may be reinstated if a stipulated payment is in default and if the accumulated value has not been applied under the surrender provision. Reinstatement may be made during the lifetime of the annuitant but before the annuity date by the payment of one stipulated payment. Benefits provided by any supplemental agreement attached to this Contract may be reinstated by providing evidence of insurability satisfactory to General American. The reinstatement provisions incorporated in such supplemental agreement must be complied with.

                          SAFEKEEPING OF ACCOUNT ASSETS

     Title to assets of the separate account is held by General American. The assets are kept physically segregated and held separate and apart from General American's general account assets. Records are maintained of all purchases and redemptions of eligible shares held by each of the Funds of the separate account.

                                STATE REGULATION

     General American is a life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri Division of Insurance. An annual statement is filed with the Missouri Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of General American as of December 31 of the preceding calendar year. Periodically, the Missouri Commissioner of Insurance examines the financial condition of General American, including the liabilities and reserves of the separate account.

     In addition, General American is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                               RECORDS AND REPORTS

     All records and accounts relating to the separate account will be maintained by General American. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, General American will mail to all contract owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation.


                                OTHER INFORMATION

     A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments, and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

     The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
General American Life Insurance Company
and Contract Holders of General American
Separate Account Two:

     We have audited the statement of assets and liabilities, including the schedule of investments, of the S&P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, Equity-Income, Growth, and Overseas Fund Divisions of General American Separate Account Two as of December 31, 2001, and the respective related statement of operations for the year then ended, the statement of changes in net assets for each of the periods in the two years then ended, and the financial highlights as of and for the year ended December 31, 2001. These financial statements and financial highlights are the responsibility of the management of General American Separate Account Two. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and the depositor of the Separate Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the respective financial positions of the S&P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, Equity-Income, Growth, and Overseas Fund Divisions of General American Separate Account Two as of December 31, 2001, and the respective results of their operations for the year then ended, the changes in their net assets for each of the periods in the two years then ended, and their financial highlights as of and for the year ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

St. Louis, Missouri
February 15, 2002

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                                S&P 500 INDEX   MONEY MARKET     BOND INDEX     MANAGED EQUITY   ASSET ALLOCATION
                                                FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION     FUND DIVISION
                                                -------------   -------------   -------------   --------------   ----------------
ASSETS:
  Investments in General American Capital
     Company, at market value (see Schedule of
     Investments).............................   $53,483,047     $4,124,834      $4,769,251      $17,174,893       $20,254,219
     Receivable from General American Life
       Insurance Company......................           446             --              --               --                --
                                                 -----------     ----------      ----------      -----------       -----------
          Total assets........................    53,483,493      4,124,834       4,769,251       17,174,893        20,254,219
                                                 -----------     ----------      ----------      -----------       -----------
LIABILITIES:
  Payable to General American Life Insurance
     Company..................................            --            125              19              811                43
                                                 -----------     ----------      ----------      -----------       -----------
          Total net assets....................   $53,483,493     $4,124,709      $4,769,232      $17,174,082       $20,254,176
                                                 ===========     ==========      ==========      ===========       ===========
  Net assets represented by:
  Tax sheltered annuities in accumulation
     period...................................   $38,407,562     $3,591,773      $3,288,215      $15,011,546       $15,605,901
  Individually purchased annuities in
     accumulation period......................    15,075,931        532,936       1,481,017        2,101,927         4,648,275
  Variable annuities in payment period........            --             --              --           60,609                --
                                                 -----------     ----------      ----------      -----------       -----------
          Total net assets....................   $53,483,493     $4,124,709      $4,769,232      $17,174,082       $20,254,176
                                                 ===========     ==========      ==========      ===========       ===========
Tax sheltered units held--88 Series...........       737,957        191,677         136,967          173,808           415,547
Individually purchased units held--88
  Series......................................       289,667         28,440          61,690           41,971           123,772
Tax sheltered units held--82 Series...........            --             --              --           69,092                --
Individually purchased units held--82
  Series......................................            --             --              --              456                --
Tax sheltered accumulation unit value--88
  Series......................................   $     52.05     $    18.74      $    24.01      $     48.96       $     37.56
Individually purchased accumulation unit
  value--88 Series............................         52.05          18.74           24.01            48.96             37.56
Tax sheltered accumulation unit value--82
  Series......................................            --             --              --            94.99                --
Individually purchased accumulation unit
  value--82 Series............................            --             --              --           103.37                --
Cost of investments...........................   $63,343,617     $4,071,448      $4,510,984      $19,727,590       $24,542,969
                                                 ===========     ==========      ==========      ===========       ===========

                See accompanying notes to financial statements.

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                                              EQUITY-INCOME      GROWTH         OVERSEAS
                                                              FUND DIVISION   FUND DIVISION   FUND DIVISION
                                                              -------------   -------------   -------------
ASSETS:
  Investments in Fidelity Variable Insurance Products Fund,
     at market value (see Schedule of Investments)..........   $18,125,424     $31,637,872     $5,347,895
  Receivable from General American Life Insurance Company...            --             283             --
                                                               -----------     -----------     ----------
          Total assets......................................    18,125,424      31,638,155      5,347,895
                                                               -----------     -----------     ----------
LIABILITIES:
  Payable to General American Life Insurance Company........           116              --             --
                                                               -----------     -----------     ----------
          Total net assets..................................   $18,125,308     $31,638,155     $5,347,895
                                                               ===========     ===========     ==========
Net assets represented by:
  Tax sheltered annuities in accumulation period............   $12,737,432     $24,172,086     $4,162,689
  Individually purchased annuities in accumulation period...     5,387,876       7,466,069      1,185,206
  Variable annuities in payment period......................            --              --             --
                                                               -----------     -----------     ----------
          Total net assets..................................   $18,125,308     $31,638,155     $5,347,895
                                                               ===========     ===========     ==========
Tax sheltered units held--88 Series.........................       534,597         971,341        315,893
Individually purchased units held--88 Series................       226,132         300,020         89,941
Tax sheltered accumulation unit value--88 Series............   $     23.83     $     24.89     $    13.18
Individually purchased accumulation unit value--88 Series...         23.83           24.89          13.18
Cost of investments.........................................   $17,948,132     $37,484,547     $7,922,314
                                                               ===========     ===========     ==========

                See accompanying notes to financial statements.

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                      S & P 500         MONEY           BOND           MANAGED          ASSET
                                                        INDEX          MARKET           INDEX          EQUITY        ALLOCATION
                                                    FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION
                                                    -------------   -------------   -------------   -------------   -------------
Investment income:
  Dividend income (Note 2C).......................   $        --      $     --        $     --       $        --     $        --
Expenses:
  Mortality and expense charge....................      (593,201)      (33,615)        (43,516)         (173,304)       (218,078)
                                                     -----------      --------        --------       -----------     -----------
     Net investment income (expense)..............      (593,201)      (33,615)        (43,516)         (173,304)       (218,078)
                                                     -----------      --------        --------       -----------     -----------
Net realized gain (loss) on investments:
  Realized gain from distributions................       242,229         7,921           8,354           103,892         171,546
  Realized gain (loss) on sales...................       (85,294)        2,330          22,530          (580,821)       (540,133)
                                                     -----------      --------        --------       -----------     -----------
Net realized gain (loss) on investments...........       156,935        10,251          30,884          (476,929)       (368,587)
                                                     -----------      --------        --------       -----------     -----------
Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments, beginning
     of year......................................    (1,469,729)      (64,145)        (46,127)       (3,299,428)     (3,080,660)
  Unrealized gain (loss) on investments, end of
     year.........................................    (9,860,570)       53,386         258,267        (2,552,697)     (4,288,750)
                                                     -----------      --------        --------       -----------     -----------
     Net unrealized gain (loss) on investments....    (8,390,841)      117,531         304,394           746,731      (1,208,090)
                                                     -----------      --------        --------       -----------     -----------
     Net gain (loss) on investments...............    (8,233,906)      127,782         335,278           269,802      (1,576,677)
                                                     -----------      --------        --------       -----------     -----------
Net increase (decrease) in net assets resulting
  from operations.................................   $(8,827,107)     $ 94,167        $291,762       $    96,498     $(1,794,755)
                                                     ===========      ========        ========       ===========     ===========

                See accompanying notes to financial statements.

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                            STATEMENT OF OPERATIONS
                     FOR THE YEARS ENDED DECEMBER 31, 2001

                                                              EQUITY-INCOME      GROWTH         OVERSEAS
                                                              FUND DIVISION   FUND DIVISION   FUND DIVISION
                                                              -------------   -------------   -------------
Investment income:
  Dividend income (Note 2C).................................   $ 1,300,367    $  2,913,453     $   953,394
Expenses:
  Mortality and expense charge..............................      (192,996)       (361,883)        (63,696)
                                                               -----------    ------------     -----------
     Net investment income (expense)........................     1,107,371       2,551,570         889,698
                                                               -----------    ------------     -----------
Net realized gain (loss) on investments:
  Realized gain from distributions..........................            --              --              --
  Realized gain (loss) on sales.............................       153,458        (224,600)       (265,095)
                                                               -----------    ------------     -----------
Net realized gain (loss) on investments.....................       153,458        (224,600)       (265,095)
                                                               -----------    ------------     -----------
Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments, beginning of
     year...................................................     2,641,574       4,648,435        (300,575)
  Unrealized gain (loss) on investments, end of year........       177,292      (5,846,675)     (2,574,419)
                                                               -----------    ------------     -----------
     Net unrealized gain (loss) on investments..............    (2,464,282)    (10,495,110)     (2,273,844)
                                                               -----------    ------------     -----------
     Net gain (loss) on investments.........................    (2,310,824)    (10,719,710)     (2,538,939)
                                                               -----------    ------------     -----------
Net increase (decrease) in net assets resulting from
  operations................................................   $(1,203,453)   $ (8,168,140)    $(1,649,241)
                                                               ===========    ============     ===========

                See accompanying notes to financial statements.

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                            S & P 500 INDEX FUND DIVISION   MONEY MARKET FUND DIVISION   BOND INDEX FUND DIVISION
                            -----------------------------   --------------------------   -------------------------
                                2001            2000           2001           2000          2001          2000
                            -------------   -------------   -----------   ------------   -----------   -----------
Operations:
  Net investment
     expense..............  $   (593,201)   $   (812,178)   $  (33,615)   $   (35,025)   $  (43,516)   $  (40,373)
  Net realized gain (loss)
     on investments.......       156,935      22,980,433        10,251        148,518        30,884       195,914
  Net unrealized gain
     (loss) on
     investments..........    (8,390,841)    (29,804,450)      117,531         68,794       304,394       262,806
                            ------------    ------------    ----------    -----------    ----------    ----------
     Net increase
       (decrease) in net
       assets resulting
       from operations....    (8,827,107)     (7,636,195)       94,167        182,287       291,762       418,347
Net deposits into separate
  account.................     1,235,236       2,819,728       104,411        703,006       154,249       196,757
Net transfers to (from)
  separate account........    (2,997,125)        564,230     1,591,562     (1,981,472)      760,939      (328,437)
Net withdrawals from
  separate account........    (6,450,367)    (11,669,131)     (666,029)    (1,034,534)     (492,289)     (440,375)
                            ------------    ------------    ----------    -----------    ----------    ----------
                              (8,212,256)     (8,285,173)    1,029,944     (2,313,000)      422,899      (572,055)
                            ------------    ------------    ----------    -----------    ----------    ----------
     Increase (decrease)
       in net assets......   (17,039,363)    (15,921,368)    1,124,111     (2,130,713)      714,661      (153,708)
Net assets, beginning of
  year....................    70,522,856      86,444,224     3,000,598      5,131,311     4,054,571     4,208,279
                            ------------    ------------    ----------    -----------    ----------    ----------
Net assets, end of year...  $ 53,483,493    $ 70,522,856    $4,124,709    $ 3,000,598    $4,769,232    $4,054,571
                            ============    ============    ==========    ===========    ==========    ==========

                            MANAGED EQUITY FUND DIVISION
                            -----------------------------
                                2001            2000
                            -------------   -------------
Operations:
  Net investment
     expense..............   $  (173,304)    $  (176,181)
  Net realized gain (loss)
     on investments.......      (476,929)      7,155,745
  Net unrealized gain
     (loss) on
     investments..........       746,731      (5,179,531)
                             -----------     -----------
     Net increase
       (decrease) in net
       assets resulting
       from operations....        96,498       1,800,033
Net deposits into separate
  account.................       499,424         560,285
Net transfers to (from)
  separate account........       352,086      (2,385,612)
Net withdrawals from
  separate account........    (2,750,798)     (2,876,868)
                             -----------     -----------
                              (1,899,288)     (4,702,195)
                             -----------     -----------
     Increase (decrease)
       in net assets......    (1,802,790)     (2,902,162)
Net assets, beginning of
  year....................    18,976,872      21,879,034
                             -----------     -----------
Net assets, end of year...   $17,174,082     $18,976,872
                             ===========     ===========

                See accompanying notes to financial statements.

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                           ASSET ALLOCATION FUND DIVISION   EQUITY-INCOME FUND DIVISION      GROWTH FUND DIVISION
                           ------------------------------   ---------------------------   ---------------------------
                               2001             2000            2001           2000           2001           2000
                           -------------   --------------   ------------   ------------   ------------   ------------
Operations:
  Net investment income
     (expense)...........   $  (218,078)    $   (265,099)   $ 1,107,371    $   186,678    $  2,551,570   $   (467,671)
  Net realized gain
     (loss) on
     investments.........      (368,587)      10,410,177        153,458      2,486,459        (224,600)     8,660,311
  Net unrealized gain
     (loss) on
     investments.........    (1,208,090)     (10,107,280)    (2,464,282)    (1,359,936)    (10,495,110)   (14,290,977)
                            -----------     ------------    -----------    -----------    ------------   ------------
     Increase (decrease)
       in net assets
       resulting from
       operations........    (1,794,755)          37,798     (1,203,453)     1,313,201      (8,168,140)    (6,098,337)
Net deposits into
  separate account.......       508,383        2,316,012        473,926        910,597         991,671      2,316,682
Net transfers to (from)
  separate account.......      (473,791)         825,197         (2,674)    (2,262,937)     (1,752,579)     5,047,732
Net withdrawals from
  separate account.......    (2,738,746)      (3,774,859)    (1,967,355)    (3,533,478)     (4,409,543)    (7,635,359)
                            -----------     ------------    -----------    -----------    ------------   ------------
                             (2,704,154)        (633,650)    (1,496,103)    (4,885,818)     (5,170,451)      (270,945)
                            -----------     ------------    -----------    -----------    ------------   ------------
     Increase (decrease)
       in net assets.....    (4,498,909)        (595,852)    (2,699,556)    (3,572,617)    (13,338,591)    (6,369,282)
Net assets, beginning of
  year...................    24,753,085       25,348,937     20,824,864     24,397,481      44,976,746     51,346,028
                            -----------     ------------    -----------    -----------    ------------   ------------
Net assets, end of
  year...................   $20,254,176     $ 24,753,085    $18,125,308    $20,824,864    $ 31,638,155   $ 44,976,746
                            ===========     ============    ===========    ===========    ============   ============

                            OVERSEAS FUND DIVISION
                           -------------------------
                              2001          2000
                           -----------   -----------
Operations:
  Net investment income
     (expense)...........  $   889,698   $    38,674
  Net realized gain
     (loss) on
     investments.........     (265,095)    1,167,604
  Net unrealized gain
     (loss) on
     investments.........   (2,273,844)   (3,248,603)
                           -----------   -----------
     Increase (decrease)
       in net assets
       resulting from
       operations........   (1,649,241)   (2,042,325)
Net deposits into
  separate account.......      215,736       615,428
Net transfers to (from)
  separate account.......     (374,028)    1,344,793
Net withdrawals from
  separate account.......     (998,422)   (1,315,904)
                           -----------   -----------
                            (1,156,714)      644,317
                           -----------   -----------
     Increase (decrease)
       in net assets.....   (2,805,955)   (1,398,008)
Net assets, beginning of
  year...................    8,153,850     9,551,858
                           -----------   -----------
Net assets, end of
  year...................  $ 5,347,895   $ 8,153,850
                           ===========   ===========

                See accompanying notes to financial statements.

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001

NOTE 1--ORGANIZATION

     General American Life Insurance Company (General American) markets life insurance and health and pension arrangements to the public. General American Separate Account Two (the Separate Account) is a part of General American and is available to tax qualified and non-tax qualified retirement plans for investment purposes in variable annuity contracts. The Separate Account was reorganized as a unit investment trust, registered under the Investment Company Act of 1940, pursuant to a plan of reorganization approved by its contractholders on February 23, 1988. To provide Separate Account contractholders the opportunity to invest in a more diversified mutual fund portfolio, four additional fund divisions were also established on this date. Existing contractholders' units in the Separate Account remained unchanged after the reorganization.

     Each Fund Division invests exclusively in shares of a single fund of either General American Capital Company (the Capital Company) or Variable Insurance Products Fund, which are open-end diversified management investment companies. The funds of the General American Capital Company, sponsored by General American, are the S & P 500 Index Fund, Money Market Fund, Bond Index Fund, Managed Equity Fund, and Asset Allocation Fund Divisions. The funds of the Variable Insurance Products Fund, sponsored by Fidelity Investments, are the Equity-Income, Growth, and the Overseas Fund Divisions. Contract holders have the option of directing their deposits into one or more of these Fund Divisions as well as into the general account of General American. The unit values for the Separate Account 88 Series for the above Fund Divisions began at $10.00 on May 16, 1988 (date of first deposits into these fund divisions), except for the Managed Equity Fund Division, which began at $10.00 on February 23, 1988; the Equity-Income and Growth Fund Divisions which began at $10.00 on January 6, 1994; and the Overseas Fund Division which began at $10.00 on January 11, 1994.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A.  INVESTMENTS

     The Separate Account's investments in the eight Fund Divisions are valued daily based on the net asset values of the respective Fund shares held as reported to General American by General American Capital Company and Variable Insurance Products. For the period May 12, 2001 through December 31, 2001, the average cost method was used in determining the cost of shares sold on withdrawals by the Fund Divisions of the Separate Account. For the period January 1, 2001 through May 11, 2001 and for the year ended December 31, 2000, the first-in, first-out method was used in determining the cost of shares sold on withdrawals by the Fund Divisions of the Separate Account. Share transactions are recorded on the trade date, which is the same as the settlement date.

  B.  FEDERAL INCOME TAXES

     General American is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the Code). Since the Fund Divisions are not separate entities from General American, and their operations form a part of General American, they will not be taxed separately as a regulated investment company under sub-chapter M of the Code. Under existing federal income tax law, investment income of the Fund Divisions, to the extent it is applied to increase reserves under a contract, is not taxed and may be compounded for reinvestment without additional tax to General American.

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001

  C.  DISTRIBUTION OF INCOME AND REALIZED CAPITAL GAINS

     For the year ended December 31, 2000, the Funds of the Capital Company followed the federal income tax practice known as consent dividending, whereby substantially all of the net investment income and realized gains are deemed to be passed through to the Fund Divisions of the Separate Account. As a result, the cost basis in the Fund Divisions of the Separate Account is increased and a corresponding capital gain is recognized. This adjustment had no impact on the net assets of the Fund Divisions of the Separate Account.

     For the year ended December 31, 2001, the funds of the Capital Company and for each of the years in the two year period then ended, the funds for the Variable Insurance Product Funds, intend to pay out all of their net investment income and net realized capital gains for each year. Dividends from the funds are distributed at least annually on a per share basis and are recorded on the ex dividend date. Normally, net realized capital gains, if any, are distributed each year for each fund. Such income and capital gain distributions are automatically reinvested in additional shares of the funds.

  D.  USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

NOTE 3--CONTRACT CHARGES

     General American assumes the mortality and expense risks and provides certain administrative services related to operating the Separate Account, for which the Separate Account is charged a daily rate of .002740% of net assets of each Fund Division of the Separate Account, which equals an annual rate of 1% for those net assets. For contracts issued prior to the date of reorganization and invested in the Managed Equity Fund Division, daily adjustments to values in the Separate Account are made to fully offset the effect of a .10% administrative fee charged to the Managed Equity Fund Division by General American.

     Under Separate Account contractual arrangements, General American is entitled to collect payment for sale charges and annuity taxes. Variable annuity contracts written prior to May 1, 1982 have a front-end sales charge of 4.75% applied to each contribution. Contracts written after April 30, 1982 are subject to a contingent deferred sales charge upon surrender of the contract or partial withdrawal of funds on deposit. The sales charge is 9% during the first contract year, decreasing by 1% per year thereafter; the contingent deferred sales charge is waived in the event of death, disability or annuitization after the fifth contract year.

NOTE 4--PURCHASES AND SALES OF SHARES

     During the year ended December 31, 2001, purchases including net realized gain and income from distribution and proceeds from sales of General American Capital Company shares were as follows:

                                                                                   ASSET
                           S & P 500       MONEY      BOND INDEX     MANAGED     ALLOCATION
                          INDEX FUND    MARKET FUND      FUND      EQUITY FUND      FUND
                          -----------   -----------   ----------   -----------   ----------
Purchases...............  $ 1,591,453   $2,486,923    $1,137,662   $1,826,140    $1,073,959
                          ===========   ==========    ==========   ==========    ==========
Sales...................  $10,218,283   $1,484,656    $  753,621   $3,756,580    $3,795,233
                          ===========   ==========    ==========   ==========    ==========

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001

     During the year ended December 31, 2001, purchases (including dividend reinvestment) and proceeds from sales of Variable Insurance Products Fund shares were as follows:

                                                    EQUITY-
                                                  INCOME FUND   GROWTH FUND   OVERSEAS FUND
                                                  -----------   -----------   -------------
Purchases.......................................  $2,022,426    $3,976,647     $1,230,973
                                                  ==========    ==========     ==========
Sales...........................................  $2,418,926    $6,630,550     $1,502,459
                                                  ==========    ==========     ==========

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001

NOTE 5 -- ACCUMULATION UNIT ACTIVITY

     The following is a summary of the accumulation unit activity for the years ended December 31, 2001 and 2000 (in thousands):

                                                                                                          MANAGED EQUITY
                                           S & P 500 INDEX      MONEY MARKET       BOND INDEX             FUND DIVISION
                                            FUND DIVISION      FUND DIVISION     FUND DIVISION     ----------------------------
                                           ----------------    --------------    --------------     88 SERIES         OTHER
                                            2001      2000     2001     2000     2001     2000     2001    2000    2001    2000
                                           ------    ------    -----    -----    -----    -----    ----    ----    ----    ----
TAX SHELTERED ANNUITIES:
Net deposits.............................     28       116       97      213       19       19      13      12       2       2
Net withdrawals..........................   (150)     (224)     (44)    (302)     (11)     (38)    (29)    (68)    (13)    (28)
Outstanding units, beginning of year.....    860       968      139      228      129      148     190     246      80     106
                                            ----      ----      ---     ----      ---      ---     ---     ---     ---     ---
Outstanding units, end of year...........    738       860      192      139      137      129     174     190      69      80
                                            ====      ====      ===     ====      ===      ===     ===     ===     ===     ===
INDIVIDUALLY PURCHASED ANNUITIES:
Net deposits.............................     12        16       42       10       30        3      18       2      --      --
Net withdrawals..........................    (43)      (35)     (40)     (53)     (20)     (11)    (20)     (7)     --      --
Outstanding units, beginning of year.....    321       340       26       69       52       60      44      49       1       1
                                            ----      ----      ---     ----      ---      ---     ---     ---     ---     ---
Outstanding units, end of year...........    290       321       28       26       62       52      42      44       1       1
                                            ====      ====      ===     ====      ===      ===     ===     ===     ===     ===

                                               ASSET
                                             ALLOCATION
                                           FUND DIVISION
                                           --------------

                                           2001     2000
                                           -----    -----
TAX SHELTERED ANNUITIES:
Net deposits.............................    15       84
Net withdrawals..........................   (69)     (77)
Outstanding units, beginning of year.....   470      463
                                            ---      ---
Outstanding units, end of year...........   416      470
                                            ===      ===
INDIVIDUALLY PURCHASED ANNUITIES:
Net deposits.............................    13        6
Net withdrawals..........................   (28)     (30)
Outstanding units, beginning of year.....   139      163
                                            ---      ---
Outstanding units, end of year...........   124      139
                                            ===      ===

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001

NOTE 5 -- ACCUMULATION UNIT ACTIVITY

     The following is a summary of the accumulation unit activity for the years ended December 31, 2001 and 2000 (in thousands):

                                                              EQUITY-INCOME      GROWTH         OVERSEAS
                                                              FUND DIVISION   FUND DIVISION   FUND DIVISION
                                                              -------------   -------------   -------------
                                                              2001    2000    2001    2000    2001    2000
                                                              -----   -----   -----   -----   -----   -----
TAX SHELTERED ANNUITIES:
Net deposits................................................    22      49       27     218     15     100
Net withdrawals.............................................   (57)   (215)    (187)   (228)   (72)    (75)
Outstanding units, beginning of year........................   570     736    1,131   1,141    373     348
                                                               ---    ----    -----   -----    ---     ---
Outstanding units, end of year..............................   535     570      971   1,131    316     373
                                                               ===    ====    =====   =====    ===     ===
INDIVIDUALLY PURCHASED ANNUITIES:
Net deposits................................................    19      12       24      46      2      20
Net withdrawals.............................................   (45)    (59)     (66)    (45)   (21)    (16)
Outstanding units, beginning of year........................   252     299      342     341    109     105
                                                               ---    ----    -----   -----    ---     ---
Outstanding units, end of year..............................   226     252      300     342     90     109
                                                               ===    ====    =====   =====    ===     ===

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                              FINANCIAL HIGHLIGHTS

     The Company sells a number of variable annuity insurance products, which have unique combinations of features and fees that are charges against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

     For all subaccounts except the Managed Equity Fund Division, the following table shows each product available to contract owners. For the Managed Equity Fund Division, the following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options as discussed in Note 3.

                                           AS OF DECEMBER 31, 2001                  FOR THE YEAR ENDED DECEMBER 31, 2001
                                  -----------------------------------------   ------------------------------------------------
                                  UNITS      UNIT FAIR VALUE     NET ASSETS    INVESTMENT     EXPENSE        TOTAL RETURN
                                  (000S)   (LOWEST TO HIGHEST)     (000S)     INCOME RATIO*   RATIO**   (LOWEST TO HIGHEST)***
                                  ------   -------------------   ----------   -------------   -------   ----------------------
S & P 500 INDEX FUND DIVISION
Tax sheltered annuities.........   738      $    52.05            $38,408         0.00%       1.00%          (12.87)%
Individually purchased
  annuities.....................   290           52.05             15,076         0.00%       1.00%          (12.87)%
MONEY MARKET FUND DIVISION
Tax sheltered annuities.........   192           18.74              3,592         0.00%       1.00%           3.02%
Individually purchased
  annuities.....................    28           18.74                533         0.00%       1.00%           3.02%
BOND INDEX FUND DIVISION
Tax sheltered annuities.........   137           24.01              3,288         0.00%       1.00%           7.33%
Individually purchased
  annuities.....................    62           24.01              1,481         0.00%       1.00%           7.33%
MANAGED EQUITY FUND DIVISION....   285      48.96 to 103.37        17,174         0.00%       1.00%       0.80% to 0.90%
ASSET ALLOCATION FUND DIVISION
Tax sheltered annuities.........   416           37.56             15,606         0.00%       1.00%          (7.49)%
Individually purchased
  annuities.....................   124           37.56              4,648         0.00%       1.00%          (7.49)%
EQUITY INCOME FUND DIVISION
Tax sheltered annuities.........   535           23.83             12,737         1.93%       1.00%          (5.88)%
Individually purchased
  annuities.....................   226           23.83              5,388         1.93%       1.00%          (5.88)%
GROWTH FUND DIVISION
Tax sheltered annuities.........   971           24.89             24,172         0.09%       1.00%          (18.47)%
Individually purchased
  annuities.....................   300           24.89              7,466         0.09%       1.00%          (18.47)%
OVERSEAS FUND DIVISION
Tax sheltered annuities.........   316           13.18              4,163         6.41%       1.00%          (21.92)%
Individually purchased
  annuities.....................    90           13.18              1,185         6.41%       1.00%          (21.92)%

---------------

  * These amounts represent the dividends, excluding distributions of capital gains, received by the Fund Divisions from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Fund Division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest.

 ** These ratios represent the annualized contract expenses of each of the Fund
    Divisions of the separate account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2001

                                                              NO. OF SHARES    MARKET VALUE
                                                              -------------    ------------
S&P 500 Index Fund
  General American Capital Company..........................    1,092,901      $53,483,047
Money Market Fund
  General American Capital Company..........................      183,892        4,124,834
Bond Index Fund
  General American Capital Company..........................      160,486        4,769,251
Managed Equity Fund
  General American Capital Company..........................      407,720       17,174,893
Asset Allocation Fund
  General American Capital Company..........................      461,693       20,254,219
Equity-Income Fund
  Variable Insurance Products Fund..........................      796,722       18,125,424
Growth Fund
  Variable Insurance Products Fund..........................      941,323       31,637,872
Overseas Fund
  Variable Insurance Products Fund..........................      385,295        5,347,895

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder of
General American Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and Subsidiaries ("GALIC" or the "Company") as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the two years in the period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of General American Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the consolidated results of their operations and their consolidated cash flows for each of the two years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

     As more fully discussed in Note 1 to the consolidated financial statements, the Company was acquired in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial statements for the periods subsequent to the acquisition are presented on a different basis of accounting than those for the period prior to the acquisition and, therefore, are not directly comparable.

DELOITTE & TOUCHE LLP
St. Louis, Missouri
April 12, 2002

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Member of
General American Life Insurance Company:

     We have audited the consolidated statements of operations, comprehensive income, stockholder equity, and cash flows of General American Life Insurance Company and subsidiaries for the year ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the results of the operations and the cash flows of General American Life Insurance Company and subsidiaries for the year ended December 31, 1999 in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
St. Louis, Missouri
February 4, 2000

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2001 AND 2000

                                                                 2001         2000
                                                              ----------   ----------
                                                               (DOLLARS IN MILLIONS,
                                                              EXCEPT PER SHARE DATA)
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value........   $ 9,299      $ 8,621
  Equity securities, at fair value..........................       110           29
  Mortgage loans on real estate.............................     1,334        1,504
  Real estate and real estate joint ventures................       115          120
  Policy loans..............................................     2,452        2,368
  Other limited partnership interests.......................        50           51
  Short-term investments....................................       164           56
  Other invested assets.....................................     1,202        1,004
                                                               -------      -------
          Total investments.................................    14,726       13,753
Cash and cash equivalents...................................       535          598
Accrued investment income...................................       172          189
Premiums and other receivables..............................     1,570        1,414
Deferred policy acquisition costs and value of business
  acquired..................................................     1,864        1,588
Other assets................................................       490          614
Separate account assets.....................................     6,716        6,948
                                                               -------      -------
          Total assets......................................   $26,073      $25,104
                                                               =======      =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................   $ 6,380      $ 6,101
  Policyholder account balances.............................     7,972        7,334
  Other policyholder funds..................................       863          959
  Policyholder dividends payable............................       123          134
  Long-term debt............................................       425          299
  Short-term debt...........................................         9           --
  Current income taxes payable..............................        57           19
  Deferred income taxes payable.............................       103           71
  Other liabilities.........................................     1,343        1,432
  Separate account liabilities..............................     6,716        6,948
                                                               -------      -------
          Total liabilities.................................    23,991       23,297
                                                               -------      -------
Commitments and Contingencies (Note 9)
Company-obligated mandatorily redeemable securities of
  subsidiary trusts.........................................       158           --
                                                               -------      -------
Stockholder's Equity:
  Common stock, $1.00 par value; 5,000,000 shares
     authorized; 3,000,000 shares issued and outstanding....         3            3
  Additional paid-in capital................................     1,707        1,674
  Retained earnings.........................................       140          111
  Accumulated other comprehensive income....................        74           19
                                                               -------      -------
          Total stockholder's equity........................     1,924        1,807
                                                               -------      -------
          Total liabilities and stockholder's equity........   $26,073      $25,104
                                                               =======      =======

          See accompanying Notes to Consolidated Financial Statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    CONSOLIDATED STATEMENTS OF INCOME (LOSS)
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                                PREDECESSOR'S
                                                                                    BASIS
                                                                                -------------
                                                               2001     2000        1999
                                                              ------   ------   -------------
                                                                   (DOLLARS IN MILLIONS)
REVENUES
Premiums....................................................  $2,090   $1,950      $2,189
Universal life and investment-type product policy fees......     261      270         202
Net investment income.......................................   1,111    1,110       1,160
Other revenues..............................................     112      215         429
Net investment gains (losses) (net of amounts allocable to
  other accounts of $15 and $(28), and $8 respectively).....      12       50        (157)
                                                              ------   ------      ------
          Total revenues....................................   3,586    3,595       3,823
                                                              ------   ------      ------
EXPENSES
Policyholder benefits and claims............................   1,914    1,739       1,978
Interest credited to policyholder account balances..........     422      393         534
Policyholder dividends......................................     195      209         192
Other expenses (excludes amounts directly related to net
  investment gains (losses) of $15 and $(28), and $8
  respectively).............................................     958    1,081       1,352
                                                              ------   ------      ------
          Total expenses....................................   3,489    3,422       4,056
                                                              ------   ------      ------
Income (loss) before provision for income taxes.............      97      173        (233)
Provision (benefit) for income taxes........................      60       61         (84)
                                                              ------   ------      ------
Net income (loss)...........................................  $   37   $  112      $ (149)
                                                              ======   ======      ======

          See accompanying Notes to Consolidated Financial Statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                      -----------------------------------------
                                                                                         FOREIGN      MINIMUM
                                              ADDITIONAL              NET UNREALIZED    CURRENCY      PENSION
                                     COMMON    PAID-IN     RETAINED     INVESTMENT     TRANSLATION   LIABILITY
PREDECESSOR'S BASIS                  STOCK     CAPITAL     EARNINGS   GAINS (LOSSES)   ADJUSTMENT    ADJUSTMENT   TOTAL
-------------------                  ------   ----------   --------   --------------   -----------   ----------   ------
                                                                    (DOLLARS IN MILLIONS)
Balance at January 1, 1999.........    $3       $   32      $1,242        $  88           $(33)         $(2)      $1,330
Capital contribution from parent...                 68                                                                68
Parent's share of subsidiary's
  issuance of non-voting stock.....                             25                                                    25
Dividends..........................                            (41)                                                  (41)
Comprehensive loss:
  Net loss.........................                           (149)                                                 (149)
  Other comprehensive loss:
    Unrealized investment losses,
      net of related offsets,
      reclassification adjustments
      and income taxes.............                                        (334)                                    (334)
    Foreign currency translation
      adjustments..................                                                         13                        13
                                                                                                                  ------
    Other comprehensive loss.......                                                                                 (321)
                                                                                                                  ------
  Comprehensive loss...............                                                                                 (470)
                                                                                                                  ------
Balance at December 31, 1999.......    $3       $  100      $1,077        $(246)          $(20)         $(2)      $  912
                                       ==       ======      ======        =====           ====          ===       ======
Balance at January 1, 2000.........    $3       $1,332      $   --        $  --           $ --          $--       $1,335
Capital contribution from parent...                342                                                               342
Dividends..........................                             (1)                                                   (1)
Comprehensive income:
  Net income.......................                            112                                                   112
  Other comprehensive income:
    Unrealized investment income,
      net of related offsets,
      reclassification adjustments
      and income taxes.............                                          29                                       29
    Foreign currency translation
      adjustments..................                                                        (10)                      (10)
                                                                                                                  ------
    Other comprehensive income.....                                                                                   19
                                                                                                                  ------
  Comprehensive income.............                                                                                  131
                                       --       ------      ------        -----           ----          ---       ------
Balance at December 31, 2000.......     3        1,674         111           29            (10)          --        1,807
  Dividends........................                             (8)                                                   (8)
  Parents share of subsidiary's
    capital stock transactions.....                 33                                                                33
Comprehensive income:
  Net income.......................                             37                                                    37
  Other comprehensive Income:
    Unrealized investment income,
      net of related offsets,
      reclassification adjustments
      and income taxes.............                                          53                                       53
    Foreign currency translation
      adjustments..................                                                          2                         2
                                                                                                                  ------
    Other comprehensive income.....                                                                                   55
                                                                                                                  ------
  Comprehensive income.............                                                                                   92
                                       --       ------      ------        -----           ----          ---       ------
Balance at December 31, 2001.......    $3       $1,707      $  140        $  82           $ (8)         $--       $1,924
                                       ==       ======      ======        =====           ====          ===       ======

          See accompanying Notes to Consolidated Financial Statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                                  PREDECESSOR'S
                                                                                      BASIS
                                                                                  -------------
                                                               2001      2000         1999
                                                              -------   -------   -------------
                                                                    (DOLLARS IN MILLIONS)
Cash flows from operating activities
Net income (loss)...........................................  $    37   $   112      $  (149)
  Adjustments to reconcile net income to net cash (used in)
     provided by operating activities:
     Non-cash reconciling items:
       Depreciation and amortization expenses...............      (35)      119          (27)
       Losses (gains) from sales of investments and
          businesses, net...................................        3       (79)         201
       Interest credited to other policyholder account
          balances..........................................      422       393          534
       Universal life and investment-type product policy
          fees..............................................     (261)     (270)        (183)
     Change in assets and liabilities:
       Premiums and other receivables.......................     (163)       95          342
       Deferred policy acquisition costs, net...............     (283)     (233)        (166)
       Insurance related liabilities........................      172        57          517
       Income taxes payable.................................       35       169         (372)
       Other liabilities....................................      (19)      141          257
       Other, net...........................................      (13)      (71)         210
                                                              -------   -------      -------
Net cash (used in) provided by operating activities.........     (105)      433        1,164
                                                              -------   -------      -------
Cash flows from investing activities
  Sales, maturities and repayments of:
     Fixed maturities.......................................    2,314     1,999       11,215
     Equity securities......................................       44        --           10
     Mortgage loans on real estate..........................      241       237        1,443
     Real estate and real estate joint ventures.............        8        36           35
     Other limited partnership interests....................        6        11           --
  Purchases of:
     Fixed maturities.......................................   (2,888)   (3,726)      (8,111)
     Equity securities......................................      (93)      (21)         (19)
     Mortgage loans on real estate..........................      (93)     (163)        (800)
     Real estate and real estate joint ventures.............      (13)      (12)         (58)
  Net change in short-term investments......................     (108)      231          (91)
  Net change in policy loans................................      (84)     (124)         (93)
  Proceeds from sales of business...........................       68        94           66
  Other, net................................................     (155)     (116)        (398)
                                                              -------   -------      -------
Net cash (used in) provided by investing activities.........  $  (753)  $(1,554)     $ 3,199
                                                              -------   -------      -------

          See accompanying Notes to Consolidated Financial Statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                               2001      2000      1999
                                                              -------   -------   -------
                                                                 (DOLLARS IN MILLIONS)
Cash flows from financing activities
  Policyholder account balances:
     Deposits...............................................  $ 1,528   $ 2,216   $ 1,060
     Withdrawals............................................   (1,051)   (1,777)   (5,247)
  Short-term debt, net......................................        9        --        --
  Long-term debt issued.....................................      126        92        --
  Long-term debt repaid.....................................       --        (9)       (1)
  Net proceeds from issuance of company-obligated
     mandatorily redeemable securities......................      191        --        --
  Dividends paid............................................       (8)       (1)       --
  Capital contribution from parent..........................       --       319       129
  Other, net................................................       --        --       (17)
                                                              -------   -------   -------
Net cash provided by (used in) financing activities.........      795       840    (4,076)
                                                              -------   -------   -------
Change in cash and cash equivalents.........................      (63)     (281)      287
Cash and cash equivalents, beginning of period..............      598       879       592
                                                              -------   -------   -------
Cash and cash equivalents, end of period....................  $   535   $   598   $   879
                                                              =======   =======   =======
Supplemental disclosures of cash flow information:
Cash paid (refunded) during the period for:
     Interest...............................................  $    58   $    20   $    18
                                                              =======   =======   =======
     Income taxes...........................................  $    38   $   (68)  $    77
                                                              =======   =======   =======
     Contribution of an affiliate to a subsidiary...........  $    --   $    27   $    --
                                                              =======   =======   =======

          See accompanying Notes to Consolidated Financial Statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2001, 2000 AND 1999

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS

     The consolidated financial statements include the assets, liabilities, and results of operations of General American Life Insurance Company ("General American" or the "Company") and the following wholly owned insurance subsidiaries: Cova Corporation ("COVA"), an insurance holding company, Paragon Life Insurance Company, Security Equity Life Insurance Company, General Life Insurance Company ("GLIC"), and its 48.9% owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"), an insurance holding company. In addition, the financial statements include the assets, liabilities, and results of operations of the following wholly owned non-insurance subsidiaries: White Oak Royalty Company, Krisman, Inc., GM Marketing, Incorporated (formerly known as GenMark, Inc.) and GenAmerica Management Corporation ("GAMCO"). The financial statements also include the assets, liabilities and results of operations of Conning Corporation ("Conning"), Navisys, Incorporated ("Navisys") and Consultec, LLC through the dates of sale of these entities, as more fully described in Note 10.

     The Company's principal lines of business, conducted through General American or one of its subsidiaries, are: individual life insurance, institutional, annuities, and reinsurance. The Company distributes its products and services primarily through a nationwide network of general agencies, and independent brokers. The Company and its subsidiaries are licensed to conduct business in all fifty states, ten Canadian provinces, Puerto Rico, and the District of Columbia. Through its subsidiaries, the Company has operations in Europe, Pacific Rim countries, Latin America, and Africa.

ACQUISITION BY METLIFE

     On January 6, 2000, Metropolitan Life Insurance Company ("MetLife") headquartered in New York, purchased 100% of the GenAmerica Financial Corporation ("GenAmerica"), the Company's Parent, for $1.2 billion in cash. GenAmerica operates as a wholly owned stock subsidiary of MetLife. The $1.2 billion purchase price was paid to GenAmerica's parent company, General American Mutual Holding Company ("GAMHC") and deposited in an account for the benefit of the Company's policyholders. Ultimately, these funds, minus adjustments, will be distributed to participating General American policyholders, with accumulated interest and GAMHC will be dissolved.

     The acquisition of GenAmerica by MetLife was accounted for under the purchase method of accounting. The purchase price was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. The Company allocated the purchase price to the net assets on January 1, 2000, as a convenience date. These allocations have been reflected in the January 1, 2000 balance in the Consolidated Balance Sheets and Statements of Stockholder's Equity. This purchase resulted in the creation of goodwill and intangible assets totaling $1,517 million, which is being amortized between 2 and 30 years.

     As a result of the acquisition, the consolidated financial statements for periods subsequent to the acquisition have different carrying values than those for the period prior to the acquisition and, therefore, are not directly comparable. For the period prior to the date of acquisition, the presentation is referred to as the "Predecessor Basis".

     On August 10, 1999, at management's request, the Missouri Department of Insurance (the "Department") placed the GAMHC under an order of administrative supervision (the "Order"). The immediate cause of the Order was the Company's inability to immediately satisfy approximately $4 billion in institutional funding agreement contract surrenders. The funding agreements guaranteed the holder a return on principal at a stated interest rate for a specified period of time.

     In connection with the acquisition, MetLife offered each holder of a General American funding agreement the option to exchange its funding agreement for a MetLife funding agreement with substantially identical terms and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

conditions or receive cash equal to the principal amount plus accrued interest. In consideration of this exchange offer, the Company transferred to MetLife assets having a market value equal to the market value of the funding agreement liabilities, approximately $5.7 billion. As a result of its efforts to raise liquidity to meet the funding agreement requests and the transfer of assets to MetLife, the Company incurred approximately $215 million in pretax capital losses. In addition to the capital losses, the Company incurred $141 million in fees associated with the recapture and transfer of the funding agreement business. With the transfer, the Company fully exited the funding agreement business.

     On November 23, 1999, RGA completed a private placement of securities in which it sold 4,784,689 shares of its common stock, $0.01 par value per share to MetLife. The price per share was $26.125, and the aggregate value of the transaction was approximately $125 million. After the private offering, the Company's ownership percentage was 48.9%.

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of partnerships and joint ventures in which the Company has a majority voting interest or general partner interest with limited removal rights by limited partners. Intercompany accounts and transactions have been eliminated. The Company continues to consolidate the financial statements of RGA even though its ownership percentage has declined to below 50% since the Company has retained control of RGA through a majority representation on RGA's Board of Directors during 2001, 2000, and 1999.

     In October 2001, GenAmerica contributed the common stock in GAMCO, which had a value of $37 million, to General American. The consolidated financial statements have been restated as if this transfer took place January 1, 1999.

     The Company uses the equity method to account for its investments in real estate joint ventures and other limited partnership interests in which it does not have a controlling interest, but has more than a minimal interest.

     Minority interest related to consolidated entities included in other liabilities was $504 million and $494 million at December 31, 2001 and 2000, respectively.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The significant accounting policies and related judgments underlying the Company's consolidated financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

INVESTMENTS

     The Company's principal investments are in fixed maturities, mortgage loans and real estate, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of income, impairments and the determination of fair values. In addition, the earnings on certain investments are dependent upon market conditions which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

other comprehensive income (loss), net of deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

     Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are included in net investment gains and losses and are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. Interest income earned on impaired loans is accrued on the net carrying value amount of the loan based on the loan's effective interest rate. However, interest ceases to be accrued for loans on which interest is more than 60 days past due.

     Real estate, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 40 years). Cost is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net realized investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or estimated fair value, net of disposition costs.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets equal to the net statutory reserves are withheld and legally owned by the ceding company. Interest accrues to these funds withheld at rates defined by the treaty terms.

DERIVATIVE INSTRUMENTS

     The Company uses derivative instruments to manage risk through one of four principal risk management strategies: the hedging of liabilities, invested assets, portfolios of assets or liabilities and anticipated transactions. Additionally, the Company enters into income generation and replication derivative transactions as permitted by its derivatives use plan that was approved by the Missouri State Insurance Department (the "Department"). The Company's derivative hedging strategy employs a variety of instruments, including financial futures, financial forwards, interest rate, credit and foreign currency swaps, foreign exchange contracts, and options, including caps and floors.

     On the date the Company enters into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify as a hedge, according to Statement of Financial Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended ("SFAS 133"), the derivative is recorded at fair value and changes in its fair value are reported in net investment gains or losses.

     The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

designated as a hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. The Company generally determines hedge effectiveness based on total changes in fair value of a derivative instrument. The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, (v) a hedged firm commitment no longer meets the definition of a firm commitment, or (vi) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     The Company designates and accounts for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments, (ii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments, (iii) foreign currency forwards to hedge the exposure of future payments or receipts in foreign currencies, and (iv) other instruments to hedge the cash flows of various other anticipated transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported in other comprehensive income or loss. The ineffective portion of changes in fair value of the derivative instrument is reported in net investment gains or losses. Hedged forecasted transactions, other than the receipt or payment of variable interest payments, are not expected to occur more than 12 months after hedge inception.

     The Company designates and accounts for the following as fair value hedges when they have met the effectiveness requirements of SFAS 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments, (ii) receive U.S. dollar floating on foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments, and (iii) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported as net investment gains or losses. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in net investment gains and losses.

     When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheet at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, and any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the consolidated balance sheet and recognized as a net investment gain or loss in the current period. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income or loss are recognized immediately in net investment gains or losses. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income or loss and is recognized when the transaction affects net income or loss; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains or losses.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheet at fair value and changes in their fair value are recorded currently in net investment gains or losses. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period as net investment gains or losses.

CASH AND CASH EQUIVALENTS

     The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. Estimated lives range from ten to 40 years for leasehold improvements and three to 15 years for all other property and equipment. Accumulated depreciation of property and equipment and accumulated amortization on leasehold improvements was $19 million and $21 million at December 31, 2001 and 2000, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a three-year period using the straight-line method. Accumulated amortization of capitalized software was $28 million and $46 million at December 31, 2001 and 2000, respectively.

POLICY AND CONTRACT CLAIMS

     The Company establishes a liability for unpaid claims based on estimates of the ultimate cost of claims incurred, which is comprised of aggregate case basis estimates, average claim costs for reported claims, and estimates of incurred but not reported losses based on past experience. Policy and contract claims include a provision for both life and accident and health claims. Management believes the liabilities for unpaid claims are adequate to cover the ultimate liability; however, due to the underlying risks and the high degree of uncertainty associated with the determination of the liability for unpaid claims, the amounts which will ultimately be paid to settle these liabilities cannot be precisely determined and may vary from the estimated amount included in the consolidated balance sheets.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new insurance business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts. Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     Deferred policy acquisition costs for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Deferred policy acquisition costs related to internally replaced contracts are expensed at date of replacement.

     Value of business acquired, included as part of deferred policy acquisition costs, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts.

     Information regarding deferred policy acquisition costs, including value of business acquired, is as follows:

                                                                YEARS ENDED DECEMBER 31,
                                                          -------------------------------------
                                                                                  PREDECESSOR'S
                                                                                      BASIS
                                                                                  -------------
                                                            2001        2000          1999
                                                          ---------   ---------   -------------
                                                          (DOLLARS IN MILLIONS)
Balance at January 1....................................   $1,588      $1,566        $  774
Capitalization of policy acquisition costs..............      610         446           325
                                                           ------      ------        ------
          Total.........................................    2,198       2,012         1,099
                                                           ------      ------        ------
Amortization allocated to:
  Net investment (losses) gains.........................      (15)         28            (8)
  Unrealized investment (losses) gains..................        7          59          (342)
  Other expenses........................................      342         337           162
                                                           ------      ------        ------
          Total amortization............................      334         424          (188)
                                                           ------      ------        ------
Balance at December 31..................................   $1,864      $1,588        $1,287
                                                           ======      ======        ======

     Amortization of deferred policy acquisition costs, including value of business acquired, is allocated to (a) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (b) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs, including value of business acquired, that would have been amortized if such gains and losses had been realized and (c) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

     Investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs, including value of business acquired. Presenting investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

GOODWILL

     The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. Goodwill is amortized on a straight-line basis over of 20 years. The Company reviews goodwill to assess recoverability from

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

future operations using undiscounted cash flows. Impairments are recognized in operating results when permanent diminution in value was deemed to have occurred.

                                                              YEARS ENDED
                                                              DECEMBER 31
                                                              -----------
                                                              2001   2000
                                                              ----   ----
                                                              (DOLLARS IN
                                                               MILLIONS)
Net Balance at January 1....................................  $257   $289
Amortization................................................   (15)   (17)
Dispositions................................................   (42)   (15)
                                                              ----   ----
Net Balance at December 31..................................  $200   $257
                                                              ====   ====

                                                              DECEMBER 31
                                                              -----------
                                                              2001   2000
                                                              ----   ----
                                                              (DOLLARS IN
                                                               MILLIONS)
Accumulated Amortization....................................  $32    $17
                                                              ===    ===

     See "--Application of Accounting Pronouncements" below regarding changes in amortization and impairment testing effective January 1, 2002.

FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 2% to 8%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (ii) the liability for terminal dividends and (iii) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

     Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 3% to 8%. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 3% to 16%, less expenses, mortality charges and withdrawals.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality,

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

policy administration and surrender charges. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

POLICYHOLDER DIVIDENDS

     Policyholder dividends are approved annually by the boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance companies.

PARTICIPATING BUSINESS

     Participating business represented approximately 80% and 87% of the Company's life insurance in-force, and 75% and 78% of the number of life insurance policies in-force, at December 31, 2001 and 2000, respectively. Participating policies represented 80%, 82%, and 86% of the gross life insurance premiums for the years ended December 31, 2001, 2000, and 1999, respectively. The percentages indicated are calculated excluding the business of the reinsurance line of business.

INCOME TAXES

     The Company and its includable life insurance file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate tax returns or separate consolidated tax returns. The future tax consequences of temporary differences between financial reporting and tax basis of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities.

REINSURANCE

     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. Deferred policy acquisition costs are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported as offsets to other expenses.

     The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other assets/liabilities. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement.

SEPARATE ACCOUNTS

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and recognized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders, and, accordingly, are not reflected in the Company's consolidated statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

FOREIGN CURRENCY TRANSLATION

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported in earnings.

APPLICATION OF ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2001, the Company adopted SFAS 133 which established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The effect of the adoption of SFAS 133, as of January 1, 2001, had no material impact on other comprehensive income or on net income. The FASB continues to issue additional guidance relating to the accounting for derivatives under SFAS 133, which may result in further adjustments to the Company's treatment of derivatives in subsequent accounting periods.

     Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a replacement of FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements had no material impact on the Company's consolidated financial statements.

     Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's consolidated financial statements.

     In June 2001, the FASB issued SFAS No. 141, Business Combinations("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets("SFAS 142"). SFAS 141, which was generally effective July 1, 2001, requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS 142, effective for fiscal years beginning after December 15, 2001, eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. Amortization of goodwill and other intangible assets was $15 million and $17 million for the years ended December 31, 2001 and 2000, respectively. These amounts are not necessarily indicative of the amortization that will not be recorded in future periods in accordance with SFAS 142. The Company is in the process of developing a preliminary estimate of the impact of the adoption of SFAS 142 but has not yet finalized the effect, if any, on its consolidated financial statements. The Company has determined that there will be no significant reclassifications between goodwill and other intangible asset balances and no significant impairment of other intangible assets as of January 1, 2002. The Company will complete the impairment requirements by December 31, 2002.

     In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, Reporting the Results of Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 must be adopted beginning January 1, 2002. The adoption of SFAS 144 by the Company did not have a material impact on the Company's consolidated financial statements at the date of adoption.

     Effective October 1, 2000, the Company adopted SAB No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the Securities and Exchange Commission's views in applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

     Effective January 1, 2000, the Company adopted Statement of Position 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

     The FASB is currently deliberating the issuance of an interpretation of SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries, to provide additional guidance to assist companies in identifying and accounting for Special Purpose Entities ("SPE's"), including when SPE's should be consolidated by the investor. The interpretation would introduce a concept that consolidation would be required by the primary beneficiary of the activities of an SPE unless the SPE can meet certain substantive independent economic substance criteria. It is not possible to determine at this time what conclusions will be included in the final interpretation; however, the result could impact the accounting treatment of these entities.

     The FASB is currently deliberating the issuance of a proposed statement that would amend SFAS No. 133. The proposed statement will address and resolve certain pending Derivatives Implementation Group ("DIG") issues. The outcome of the pending DIG issues and other provisions of the statement could impact the Company's accounting for beneficial interest, loan commitments and other transactions deemed to be derivatives under the new statement. The Company's accounting for such transactions is currently based on management's best interpretation of the accounting literature as of April 12, 2002.

RECLASSIFICATION

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2001 presentation.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

2.  INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

     Fixed maturities and equity securities at December 31, 2001 were as follows:

                                                                            GROSS
                                                              COST OR    UNREALIZED
                                                             AMORTIZED   -----------   ESTIMATED
                                                               COST      GAIN   LOSS   FAIR VALUE
                                                             ---------   ----   ----   ----------
                                                                    (DOLLARS IN MILLIONS)
Fixed Maturities:
  Bonds:
     U.S. Treasury securities and obligations of U.S.
       government corporations and agencies................   $  197     $  3   $  3     $  197
     States and political subdivisions.....................        1       --     --          1
     Foreign governments...................................      760       81     23        818
     Corporate.............................................    4,458      176     90      4,544
     Mortgage- and asset-backed securities.................    2,795       81     64      2,812
     Other.................................................      932       38     43        927
                                                              ------     ----   ----     ------
     Total fixed maturities................................   $9,143     $379   $223     $9,299
                                                              ======     ====   ====     ======
Equity Securities:
  Common stocks............................................   $   19     $  9   $  1     $   27
  Nonredeemable preferred stocks...........................       82        1     --         83
                                                              ------     ----   ----     ------
     Total equity securities...............................   $  101     $ 10   $  1     $  110
                                                              ======     ====   ====     ======

     Fixed maturities and equity securities at December 31, 2000 were as follows:

                                                                            GROSS
                                                              COST OR    UNREALIZED
                                                             AMORTIZED   -----------   ESTIMATED
                                                               COST      GAIN   LOSS   FAIR VALUE
                                                             ---------   ----   ----   ----------
                                                                    (DOLLARS IN MILLIONS)
Fixed Maturities:
  Bonds:
     U.S. Treasury securities and obligations of U.S.
       government corporations and agencies................   $   67     $  3   $ --     $   70
     Foreign governments...................................      874       91     41        924
     Corporate.............................................    4,344      106    161      4,289
     Mortgage- and asset-backed securities.................    2,373       96     34      2,435
     Other.................................................      896       31     24        903
                                                              ------     ----   ----     ------
     Total fixed maturities................................   $8,554     $327   $260     $8,621
                                                              ======     ====   ====     ======
Equity Securities:
  Common stocks............................................   $   34     $  3   $  8     $   29
                                                              ======     ====   ====     ======

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $438 million and $393 million at December 31, 2001 and 2000, respectively. Non-income producing fixed maturities were insignificant.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

     The cost or amortized cost and estimated fair value of bonds at December 31, 2001, by contractual maturity date, are shown below:

                                                               COST OR
                                                              AMORTIZED   ESTIMATED
                                                                COST      FAIR VALUE
                                                              ---------   ----------
                                                              (DOLLARS IN MILLIONS)
Due in one year or less.....................................   $  208       $  212
Due after one year through five years.......................    1,409        1,448
Due after five years through ten years......................    1,853        1,892
Due after ten years.........................................    2,878        2,935
                                                               ------       ------
          Total.............................................    6,348        6,487
Mortgage- and asset-backed securities.......................    2,795        2,812
                                                               ------       ------
          Total bonds.......................................   $9,143       $9,299
                                                               ======       ======

     Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales of securities classified as available-for-sale were as follows:

                                                                   YEARS ENDED
                                                                  DECEMBER 31,
                                                              ---------------------
                                                                2001        2000
                                                              ---------   ---------
                                                              (DOLLARS IN MILLIONS)
Proceeds....................................................   $2,293      $1,167
Gross realized gains........................................      111          72
Gross realized losses.......................................      104          58

     Gross investment losses above exclude writedowns recorded during 2001, 2000 and 1999 for other than temporarily impaired available-for-sale securities of $52 million, $41 million and $68 million, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $ 305 million and $371 million at December 31, 2001 and 2000, respectively. The Company's securities held in trust to satisfy collateral requirements had an amortized cost of $1,218 million and $1,234 million at December 31, 2001 and 2000, respectively.

MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate were categorized as follows:

                                                                  DECEMBER 31,
                                                              ---------------------
                                                                2001        2000
                                                              ---------   ---------
                                                              (DOLLARS IN MILLIONS)
Commercial mortgage loans...................................   $1,359      $1,512
Less: Valuation allowances..................................       25           8
                                                               ------      ------
     Mortgage loans.........................................   $1,334      $1,504
                                                               ======      ======

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

     Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2001, approximately 18%, 9% and 9% of the properties were located in California, Texas and Georgia, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

     Changes in mortgage loan valuation allowances were as follows:

                                                                   YEARS ENDED
                                                                  DECEMBER 31,
                                                              ---------------------
                                                               2001          2000
                                                              -------       -------
                                                              (DOLLARS IN MILLIONS)
Balance at January 1........................................    $ 8           $7
Additions...................................................     21            1
Deductions for writedowns and dispositions..................     (4)          --
                                                                ---           --
Balance at December 31......................................    $25           $8
                                                                ===           ==

     A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:

                                                                  DECEMBER 31,
                                                              ---------------------
                                                               2001          2000
                                                              -------       -------
                                                              (DOLLARS IN MILLIONS)
Impaired mortgage loans with valuation allowances...........   $122           $76
Impaired mortgage loans without valuation allowances........     11            25
                                                               ----           ---
          Total.............................................    133           101
Less: Valuation allowances..................................     25             8
                                                               ----           ---
     Impaired mortgage loans................................   $108           $93
                                                               ====           ===

     The average investment in impaired mortgage loans on real estate was $57 million, $78 million and $75 million for the years ended December 31, 2001, 2000 and 1999, respectively. Interest income on impaired mortgage loans was $10 million, $7 million and $4 million for the years ended December 31, 2001, 2000 and 1999, respectively.

     The investment in restructured mortgage loans on real estate was $9 million and $15 million at December 31, 2001 and 2000, respectively. There was no gross interest income that would have been recorded in accordance with the original terms of such loans for the years ended December 31, 2001, and 2000, respectively.

     Mortgage loans on real estate with scheduled payments of 60 days or more past due or in foreclosure had an amortized cost of $11 million and $9 million at December 31, 2001 and 2000, respectively.

REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate and real estate joint ventures consisted of the following:

                                                                   DECEMBER 31,
                                                              ----------------------
                                                                2001          2000
                                                              --------      --------
                                                              (DOLLARS IN MILLIONS)
Real estate and real estate joint ventures
  held-for-investment.......................................    $ 96          $ 60
Real estate and real estate joint ventures held-for-sale....      22            63
Valuation allowance.........................................      (3)           (3)
                                                                ----          ----
          Total.............................................      19            60
                                                                ----          ----
Real estate and real estate joint ventures..................    $115          $120
                                                                ====          ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

     Accumulated depreciation on real estate was $9 million at December 31, 2001 and 2000, respectively.

     Real estate and real estate joint ventures were categorized as follows:

                                                                  DECEMBER 31,
                                                       -----------------------------------
                                                             2001               2000
                                                       ----------------   ----------------
                                                       AMOUNT   PERCENT   AMOUNT   PERCENT
                                                       ------   -------   ------   -------
                                                              (DOLLARS IN MILLIONS)
Office...............................................   $ 83       72%     $ 91       76%
Retail...............................................      8        7%       --        0%
Land.................................................     22       19%       22       18%
Other................................................      2        2%        7        6%
                                                        ----      ---      ----      ---
          Total......................................   $115      100%     $120      100%
                                                        ====      ===      ====      ===

     The Company's real estate holdings are primarily located throughout the United States. At December 31, 2001, approximately 73% of the Company's real estate holdings were located in California.

     Changes in real estate and real estate joint ventures held-for-sale valuation allowance were as follows:

                                                                   YEARS ENDED
                                                                   DECEMBER 31,
                                                              ----------------------
                                                               2001           2000
                                                              -------        -------
                                                              (DOLLARS IN MILLIONS)
Balance at January 1........................................    $(3)           $--
Deductions for writedowns and dispositions..................     --             (3)
                                                                ---            ---
Balance at December 31......................................    $(3)           $(3)
                                                                ===            ===

     Investment expense related to impaired real estate and real estate joint ventures held-for-investment was $0 and $2 million for the years ended December 31, 2001 and 2000, respectively. The carrying value of non-income producing real estate and real estate joint ventures was $0 and $2 million at December 31, 2001 and 2000, respectively.

     The Company owned real estate acquired in satisfaction of debt of $11 million and $9 million at December 31, 2001 and 2000, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                                                YEARS ENDED DECEMBER 31,
                                                          -------------------------------------
                                                                                  PREDECESSOR'S
                                                                                      BASIS
                                                                                  -------------
                                                            2001        2000          1999
                                                          ---------   ---------   -------------
                                                          (DOLLARS IN MILLIONS)
Fixed maturities........................................   $  699      $  705        $  751
Equity securities.......................................        3           1             2
Mortgage loans on real estate...........................      119         133           175
Real estate and real estate joint ventures..............       12           7            25
Policy loans............................................      172         158           145
Other limited partnership interests.....................        1          --            --
Cash, cash equivalents and short-term investments.......       30          35            50
Other...................................................       90          78            32
                                                           ------      ------        ------
          Total.........................................    1,126       1,117         1,180
Less: Investment expenses...............................      (15)         (7)          (20)
                                                           ------      ------        ------
     Net investment income..............................   $1,111      $1,110        $1,160
                                                           ======      ======        ======

NET INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses), including changes in valuation allowances, were as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                          --------------------------------------
                                                                                   PREDECESSOR'S
                                                                                       BASIS
                                                                                   -------------
                                                            2001          2000         1999
                                                          --------      --------   -------------
                                                          (DOLLARS IN MILLIONS)
Fixed maturities........................................    $(58)         $(27)        $(260)
Equity securities.......................................      13            --             5
Mortgage loans on real estate...........................     (21)           (3)           --
Real estate and real estate joint ventures..............      (8)           14            36
Other limited partnership interests.....................      (6)           --            --
Sales of businesses.....................................      35            --            43
Other...................................................      42            94            11
                                                            ----          ----         -----
          Total.........................................      (3)           78          (165)
Amounts allocable to deferred policy acquisition
  costs.................................................      15           (28)            8
                                                            ----          ----         -----
          Net realized investment (losses) gains........    $ 12          $ 50         $(157)
                                                            ====          ====         =====

     Investment gains and losses have been reduced by deferred policy acquisition cost, including value of business acquired amortization to the extent that such amortization results from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                          --------------------------------------
                                                                                   PREDECESSOR'S
                                                                                       BASIS
                                                                                   -------------
                                                            2001          2000         1999
                                                          ---------     --------   -------------
                                                          (DOLLARS IN MILLIONS)
Fixed maturities........................................    $ 156         $ 72         $(660)
Equity securities.......................................        9           (5)            7
Other invested assets...................................       37           45            51
                                                            -----         ----         -----
          Total.........................................      202          112          (602)
                                                            -----         ----         -----
Amounts allocable to deferred policy acquisition
  costs.................................................      (65)         (59)          186
Deferred income taxes...................................      (55)         (24)          170
                                                            -----         ----         -----
          Total.........................................     (120)         (83)          356
                                                            -----         ----         -----
          Net unrealized investment gains (losses)......    $  82         $ 29         $(246)
                                                            =====         ====         =====

     The changes in net unrealized investment gains (losses) included in accumulated other comprehensive income were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                         -------------------------------------
                                                                                 PREDECESSOR'S
                                                                                     BASIS
                                                                                 -------------
                                                          2001          2000         1999
                                                         -------       -------   -------------
                                                         (DOLLARS IN MILLIONS)
Balance at January 1...................................   $ 29          $ --         $  88
Unrealized investment gains during the year............     90           112            --
Unrealized investment gains (losses) relating to
  deferred policy acquisition costs....................     (6)          (59)         (520)
Deferred income taxes..................................    (31)          (24)          186
                                                          ----          ----         -----
Balance at December 31.................................   $ 82          $ 29         $(246)
                                                          ====          ====         =====
Net change in unrealized investment gains..............   $ 53          $ 29         $ 334
                                                          ====          ====         =====

3.  DERIVATIVE INSTRUMENTS

     The table below provides a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments held at December 31, 2001 and 2000:

                                                   2001                                          2000
                                -------------------------------------------   -------------------------------------------
                                                         CURRENT MARKET                                CURRENT MARKET
                                                          OR FAIR VALUE                                 OR FAIR VALUE
                                CARRYING   NOTIONAL   ---------------------   CARRYING   NOTIONAL   ---------------------
                                 VALUE      AMOUNT    ASSETS   LIABILITIES     VALUE      AMOUNT    ASSETS   LIABILITIES
                                --------   --------   ------   ------------   --------   --------   ------   ------------
                                                                  (DOLLARS IN MILLIONS)
Interest rate swaps...........    $34        $483      $34        $  --         $38       $1,143     $38        $  --
Exchange traded options.......     --          --       --           --           1            4       1           --
                                  ---        ----      ---        -----         ---       ------     ---        -----
Total contractual
  commitments.................    $34        $483      $34        $  --         $39       $1,147     $39        $  --
                                  ===        ====      ===        =====         ===       ======     ===        =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

     The following is a reconciliation of the notional amounts by derivative type and strategy at December 31, 2001 and 2000:

                                          DECEMBER 31, 2000               TERMINATIONS/   DECEMBER 31, 2001
                                           NOTIONAL AMOUNT    ADDITIONS    MATURITIES      NOTIONAL AMOUNT
                                          -----------------   ---------   -------------   -----------------
                                                                (DOLLARS IN MILLIONS)
BY DERIVATIVE TYPE
Interest rate swaps.....................       $1,143           $  --         $660              $483
Exchange traded options.................            4              --            4                --
                                               ------           -----         ----              ----
Total contractual commitments...........       $1,147           $  --         $664              $483
                                               ======           =====         ====              ====
BY STRATEGY
Liability hedging.......................       $1,147           $  --         $664              $483
                                               ------           -----         ----              ----
Total contractual commitments...........       $1,147           $  --         $664              $483
                                               ======           =====         ====              ====

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2001:

                                                            REMAINING LIFE
                                  -------------------------------------------------------------------
                                  ONE YEAR     AFTER ONE YEAR     AFTER FIVE YEARS
                                  OR LESS    THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS   TOTAL
                                  --------   ------------------   -----------------   ---------------   -----
                                                             (DOLLARS IN MILLIONS)
Interest rate swaps.............    $61             $170                $105               $147         $483
                                    ---             ----                ----               ----         ----
Total contractual commitments...    $61             $170                $105               $147         $483
                                    ===             ====                ====               ====         ====

     The following table presents the notional amounts and fair values of derivatives by type of hedge designation at December 31, 2001 and 2000:

                                                            2001                           2000
                                                ----------------------------   ----------------------------
                                                            CURRENT MARKET                 CURRENT MARKET
                                                             OR FAIR VALUE                  OR FAIR VALUE
                                                NOTIONAL   -----------------   NOTIONAL   -----------------
                                                 AMOUNT    ASSET   LIABILITY    AMOUNT    ASSET   LIABILITY
                                                --------   -----   ---------   --------   -----   ---------
BY HEDGE TYPE
Not designated................................    $483      $34       $--       $1,147     $39       $--
                                                  ====      ===       ==        ======     ===       ==

     For the year ended December 31, 2001, the amount of hedge ineffectiveness for fair value and cash flow hedges was insignificant and there were no discontinued fair value or cash flow hedges.

     For the years ended December 31, 2001, 2000 and 1999, the Company recognized net investment income/(loss) of $11 million, $(1) million and $0 million, respectively, from the periodic settlement of interest rate swaps.

     The Company did not have any effective cash flow hedges and since the Company followed mark to market accounting in previous years the Company did not have a SFAS 133 transition adjustment.

     For the year ended December 31, 2001, the Company recognized net investment expense of $1 million and net investment gains of $19 million from derivatives not designated as accounting hedges. The use of these non-speculative derivatives is permitted by the Department.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

4.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                   DECEMBER 31, 2001
                                                            --------------------------------
                                                            NOTIONAL   CARRYING   ESTIMATED
                                                             AMOUNT     VALUE     FAIR VALUE
                                                            --------   --------   ----------
                                                                 (DOLLARS IN MILLIONS)
ASSETS:
  Fixed maturities........................................              $9,299      $9,299
  Equity securities.......................................                 110         110
  Mortgage loans on real estate...........................               1,334       1,423
  Policy loans............................................               2,452       2,452
  Short-term investments..................................                 164         164
  Cash and cash equivalents...............................                 535         535
  Mortgage loan commitments...............................    $108          --          --
LIABILITIES:
  Policyholder account balances...........................               6,286       6,188
  Short-term debt.........................................                   9           9
  Long-term debt..........................................                 425         441
OTHER:
  Company-obligated mandatorily redeemable securities of
     subsidiary trusts....................................                 158         158

                                                                   DECEMBER 31, 2000
                                                            --------------------------------
                                                            NOTIONAL   CARRYING   ESTIMATED
                                                             AMOUNT     VALUE     FAIR VALUE
                                                            --------   --------   ----------
                                                                 (DOLLARS IN MILLIONS)
ASSETS:
  Fixed maturities........................................              $8,621      $8,621
  Equity securities.......................................                  29          29
  Mortgage loans on real estate...........................               1,504       1,573
  Policy loans............................................               2,368       2,368
  Short-term investments..................................                  56          56
  Cash and cash equivalents...............................                 598         598
  Mortgage loan commitments...............................    $16           --          --
LIABILITIES:
  Policyholder account balances...........................               5,468       5,658
  Long-term debt..........................................                 299         294

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities in which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

MORTGAGE LOANS ON REAL ESTATE AND MORTGAGE LOAN COMMITMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments.

POLICY LOANS

     The carrying values for policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

SHORT-TERM AND LONG-TERM DEBT AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     The fair values of short-term and long-term debt and Company-obligated mandatorily redeemable securities of subsidiary trusts are determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

DERIVATIVE INSTRUMENTS

     The fair value of derivative instruments, including interest rate and exchange-traded options are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

5.  EMPLOYEE BENEFIT PLANS

PENSION BENEFIT AND OTHER BENEFIT PLANS

     Effective January 1, 2001, the Company's employees became employees of Metropolitan Life. This transition affected the provision of employee benefit plans as described below:

     The Company continues to sponsor and administer a defined benefit plan covering all existing and eligible active and retired employees as of January 1, 2001. Retirement benefits are based on years of credited service and final average earnings history.

     The Company also continues to offer several non-qualified, defined benefit, and defined contribution plans to existing directors and management associates.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

     Prior to January 1, 2001, the Company provided certain health care and life insurance benefits for retired employees. As of January 1, 2001, most postretirement benefits were merged into the postretirement benefit plans of MetLife, Inc. Consistent with the Company's former plan, employees may become eligible for these benefits under the MetLife, Inc. plan if they attain retirement age, with sufficient service, while working for MetLife, Inc.

                                                                         DECEMBER 31,
                                                              -----------------------------------
                                                              PENSION BENEFITS    OTHER BENEFITS
                                                              -----------------   ---------------
                                                               2001      2000      2001     2000
                                                              -------   -------   ------   ------
                                                                     (DOLLARS IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........   $170      $160      $37      $ 37
  Service cost..............................................      4         7       --         1
  Interest cost.............................................     12        12       --         3
  Acquisitions..............................................    (12)       --       --        --
  Actuarial losses (gains)..................................     10        --        1        (2)
  Curtailments and terminations.............................      1         1       --        --
  Change in benefits........................................      1        (2)      --        --
  Transfers out of controlled groups........................     --        --      (35)       --
  Benefits paid.............................................    (10)       (8)      --        (2)
                                                               ----      ----      ---      ----
Projected benefit obligation at end of year.................    176       170        3        37
                                                               ----      ----      ---      ----
Change in plan assets:
Contract value of plan assets at beginning of year..........    175       179       --        --
  Actual return on plan assets..............................     (4)        2       --        --
  Acquisitions..............................................    (11)       --       --        --
  Employer contribution.....................................      3         2       --         2
  Benefits paid.............................................    (10)       (8)      --        (2)
                                                               ----      ----      ---      ----
Contract value of plan assets at end of year................    153       175       --        --
                                                               ----      ----      ---      ----
Over (under) funded.........................................    (23)        5       (3)      (37)
Unrecognized net asset at transition........................     36        --       --        --
Unrecognized net actuarial losses (gains)...................      1        15       --        (2)
Unrecognized prior service cost.............................     --        (2)      --        --
                                                               ----      ----      ---      ----
Prepaid (accrued) benefit cost..............................   $ 14      $ 18      $(3)     $(39)
                                                               ====      ====      ===      ====
Qualified plan prepaid pension cost.........................   $ 57      $ 61
Non-qualified plan accrued pension cost.....................    (44)      (43)
Unamortized prior service cost..............................      1        --
                                                               ----      ----
Prepaid benefit cost........................................   $ 14      $ 18
                                                               ====      ====

     MetLife, Inc. provides postemployment benefits for eligible employees as of this transition date.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

     The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:

                                                           NON-QUALIFIED
                                         QUALIFIED PLAN        PLAN            TOTAL
                                         ---------------   -------------   -------------
                                          2001     2000    2001    2000    2001    2000
                                         ------   ------   -----   -----   -----   -----
                                                      (DOLLARS IN MILLIONS)
Aggregate projected benefit
  obligation...........................  $(129)   $(127)   $(47)   $(43)   $(176)  $(170)
Aggregate contract value of plan assets
  (principally Company contracts)......    153      175      --      --      153     175
                                         -----    -----    ----    ----    -----   -----
Over (under) funded....................  $  24    $  48    $(47)   $(43)   $ (23)  $   5
                                         =====    =====    ====    ====    =====   =====

     The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:

                                                       PENSION BENEFITS    OTHER BENEFITS
                                                      ------------------   ---------------
                                                         2001       2000    2001     2000
                                                      -----------   ----   ------   ------
                                                             (DOLLARS IN MILLIONS)
Weighted average assumptions at December 31:
Discount rate.......................................     7.40%      7.50%   7.50%    7.50%
Expected rate of return on plan assets..............     9.00%      9.00%    N/A      N/A
Rate of compensation increase.......................  4.95%-5.45%   4.95%    N/A      N/A

     The assumed health care cost trend rates used in measuring the accumulated nonpension postretirement benefit obligation were as follows:

                                                              2001   2000
                                                              ----   ----
Present rate, eligible benefits before age 65...............   9.5%  6.5%
Present rate, eligible benefits age 65 and after............  11.5%  6.0%

     The health care cost trend rates are projected to decline gradually to 5.0% by 2006 and to remain at that level thereafter.

     A one percentage point change in assumed health care cost trend rates would not have a material impact on the Company's operations.

     The components of net periodic benefit cost were as follows:

                                                            PENSION BENEFITS    OTHER BENEFITS
                                                            -----------------   ---------------
                                                             2001      2000      2001     2000
                                                            -------   -------   ------   ------
                                                                   (DOLLARS IN MILLIONS)
Service cost..............................................   $  4      $  7       $--      $1
Interest cost.............................................     12        12       --        2
Expected return on plan assets............................    (14)      (16)      --        .
Amortization of prior actuarial gains.....................     --        --       --       --
Curtailment (credit) cost.................................      6         1       --       --
                                                             ----      ----       --       --
Net periodic benefit (credit) cost........................   $  8      $  4       $--      $3
                                                             ====      ====       ==       ==

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

SAVINGS AND INVESTMENT PLANS

     The Company sponsored savings and investment plans for substantially all employees under which the Company matched a portion of employee contributions. The Company contributed $2 million, for the years ended December 31, 2000 and 1999. The Company 401K Plan was merged into Metropolitan Life's SIP plan effective January 1, 2001. All contributions to the SIP plan are made by Metropolitan Life.

6.  SEPARATE ACCOUNTS

     Separate accounts reflect non-guaranteed separate accounts totaling $6,716 million and $6,948 million at December 31, 2001 and 2000, respectively, for which the policyholder assumes the investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $146 million and $124 million for the years ended December 31, 2001 and 2000 respectively.

7.  DEBT

     Debt consisted of the following:

                                                              DECEMBER 31,
                                                              -------------
                                                              2001    2000
                                                              -----   -----
                                                               (DOLLARS IN
                                                                MILLIONS)
Surplus notes, interest rate 7.625%, maturity date 2024.....  $ 97    $ 97
Fixed rate notes, interest rates ranging from 4.460% to 12%,
  maturity dates ranging from 2004 to 2019..................    30     103
Senior notes, interest rates ranging from 6.750% to 7.250%,
  maturity dates ranging from 2006 to 2011..................   298      98
Other notes with varying interest rates.....................    --       1
                                                              ----    ----
Total long-term debt........................................   425     299
Total short-term debt.......................................     9      --
                                                              ----    ----
          Total.............................................  $434    $299
                                                              ====    ====

     RGA maintains committed and unsecured credit facilities aggregating $180 million (one facility of $140 million, one facility of $18 million and one facility of $22 million, all expiring in 2005). At December 31, 2001 RGA had drawn approximately $24 million under these facilities at interest rates ranging from 4.40% to 4.97%. At December 31, 2001, $342 million and $34 million in letters of credit from various banks were outstanding between the subsidiaries of RGA and unaffiliated entities, respectively.

     On March 1, 2001, RGA entered into a term loan agreement and note whereby it borrowed $75.0 million from MetLife Credit Corp., an affiliate of Metropolitan Life at an interest rate of 75.5 basis points over the 30-day AA financial discount rate on commercial paper. RGA used the proceeds to prepay and terminate a $75.0 million term loan note with General American.

     On December 19, 2001, RGA issued 6.75% Senior Notes with face value of $200.0 million. These senior notes have been registered with the SEC. The net proceeds from the offering were approximately $198.5 million and were used to pay down a balance of $120 million on a revolving credit facility and to prepay and terminate the $75 million term loan with MetLife Credit Corp. Capitalized issuance costs were $2.1 million.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

     The aggregate maturities of long-term debt for the Company are $15 million in 2004, $11 million in 2005, $98 million in 2006 and $301 million thereafter.

     Short-term debt of the Company consisted of short-term debt with a interest rate of 6.50% and maturity of 30 days at December 31, 2001.

     Interest expense related to the Company's indebtedness was $38 million and $33 million for the years ended December 31, 2001 and 2000, respectively.

8.  COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     In December 2001, RGA through its wholly-owned trust RGA Capital Trust I (the "Trust") issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051 and
(ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50. The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding at December 31, 2001 were $158 million, net of unamortized discount of $67 million.

9.  COMMITMENTS AND CONTINGENCIES

     Over the past several years the Company has faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. These lawsuits are generally referred to as "sales practices claims."

     A sales practices class action against the Company has been settled and approved by the United States District Court for the Eastern District of Missouri, and affirmed by the appellate court in October 2001. This case involves approximately 250,000 life insurance policies sold during the period January 1, 1982 through December 31, 1996. A petition for writ of certiorari to the United States Supreme Court has been filed by objectors to the settlement. Implementation of the Company class action settlement is proceeding. The Company expects that the total cost of its class action settlement will be approximately $68 million.

     Certain class members have opted out of the class action settlement described above and have brought or continued non-class action sales practices lawsuits. As of December 31, 2001, there are approximately 40 sales practices lawsuits pending against the Company. The Company continues to defend itself against these lawsuits vigorously. Some individual sales practices claims have been resolved through settlement. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance may be commenced in the future.

     The Company believes adequate provision has been made in its financial statements for all reasonably probable and estimable losses for sales practices claims.

     Regulatory authorities in one state have had an investigation or inquiry relating to the Company's sales of individual life insurance policies or annuities. This investigation by regulatory authorities was resolved for monetary payments and certain other relief.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

     The Company has received and responded to subpoenas for documents and other information from the office of the U.S. Attorney for the Eastern District of Missouri with respect to certain administrative services provided by its former Medicare Unit during the period January 1, 1988 through December 31, 1998, which services ended and which Unit was disbanded prior to MetLife's acquisition of the Company. The subpoenas were issued as part of the Government's criminal investigation alleging that the Company's former Medicare Unit engaged in improper billing and claims payment practices. The Government is also conducting a civil investigation under the federal False Claims Act. The Company is cooperating fully with the Government's investigation. General American and the Government have reached an agreement in principle to resolve all issues through a civil settlement. The Company has recorded an accrual for this settlement. The agreement is subject to approvals and there can be no assurance that it will be approved.

     Various litigation, claims, and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's financial position, operating results or cash flows.

10.  ACQUISITIONS AND DISPOSITIONS

     On July 2, 2001, the Company and MetLife completed the sale of Conning. Conning specializes in asset management for insurance company investment portfolios and investment research. The Company and MetLife received $84 million in the transaction and the Company reported a gain of approximately $36 million, net of income taxes of $14 million.

     On April 18, 2000, MetLife completed its tender offer for all outstanding shares of Conning common stock not already owned by General American for $73 million.

     NaviSys, a wholly owned subsidiary of the Company was sold through two transactions in June, 2000 and November, 2000. The first transaction was a sale of a portion of the business to a business operated by former members of NaviSys management. The proceeds from the sale were $47 million in cash and 2,000,000 shares of common stock of the buyer, representing 10% of the fully diluted ownership of the buyer. The November transaction involved sale of certain assets of the remaining NaviSys business to Liberty Insurance Services Corporation for $10 million in cash before normal purchase price adjustments. There was a $1 million loss in the aggregate on the above mentioned transactions. The Company continues to own the corporation that was formerly NaviSys, now known as Krisman, Inc.

     On January 1, 2000, the Company exited the Group Health business through the Asset Purchase Agreement and related reinsurance arrangements with Great-West Life & Annuity Insurance Company ("Great-West"). This agreement also includes any life business that is directly associated with the health business. The Company was required to reimburse Great-West for up to $10 million in net operating losses incurred during 2000. Actual results of

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

operations exceeded the limitation and no reimbursement was required. The Company has received $11 million from Great West in 2001 as a result of the working capital adjustment in accordance with the terms of the Asset Purchase Agreement, which was recorded as income.

     On September 30, 1999, the Company sold its 100 percent ownership in Consultec, LLC to ACS Enterprise Solutions, Inc. Proceeds received net of expenses were $66 million and the realized gain, net of tax, on the sale was $28 million.

11.  RELATED PARTY TRANSACTIONS

     In October 2001, GenAmerica contributed GAMCO, which had a value of $37 million, to the Company.

     In December 2001, the Company paid $8 million in dividends to GenAmerica.

     In January 2000, GenAmerica contributed NaviSys, which had a value of $27 million, to GenAm Holding Company, a subsidiary of the Company.

     In 1999, GenAmerica made capital contributions to the Company of $38 million, $10 million of NaviSys equity, and $20 million of NaviSys bonds. The $38 million contribution consisted of a promissory note from an unrelated party, and was expensed by the Company after it was forgiven under a settlement agreement.

     The following related party transactions occurred in the connection with MetLife's acquisition of GenAmerica:

     The Company paid $40 million to MetLife during 1999 which was returned to GAMHC at the closing on January 6, 2000. This transaction was recorded as a dividend by the Company to GAMHC in the accompanying financial statements.

     GenAmerica contributed $15 million and $300 million of capital to the Company on June 30 and December 26, 2000, respectively.

     MetLife is to indemnify GAMHC for tax refunds attributable to the 1999 tax year per the stock purchase agreement. At December 31, 1999, the Company had a $86 million accrued tax receivable. During 2000, MetLife paid the Company $77 million. In addition, GAMHC is to indemnify MetLife for certain tax liabilities relating to prior years.

     During 1999, the Company paid and expensed approximately $20 million to MetLife as consideration for MetLife's willingness to accept the funding agreement business of the Company as described in Note 1.

     During 1999, GenAmerica paid and expensed $12 million of investment advisory fees related to its acquisition, for which GAMHC and GenAmerica were jointly and severably liable. No costs were incurred in 2000.

     RGA has reinsurance transactions between MetLife and certain of its subsidiaries. Under these agreements, RGA reflected net assumed premiums of approximately $112 million, $110 million, and $108 million in 2001, 2000 and 1999, respectively. The earned premiums reflect the net of business assumed from and ceded to MetLife and its subsidiaries. The pre-tax underwriting gain on this business was approximately $18 million, $17 million and $12 million in 2001, 2000 and 1999, respectively.

     In 2001, the Company entered into a reinsurance agreement with Exeter Reassurance Company, Limited, a subsidiary of MetLife. Under this agreement, the Company reflected ceded premiums of approximately $22 million.

     These transactions are based upon agreed-upon amounts that might differ from amounts that would be charged if such transactions were among third parties.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

12.  INCOME TAXES

     The provision (benefit) for income taxes was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              ---------------------------
                                                                            PREDECESSOR'S
                                                                                BASIS
                                                                            -------------
                                                              2001   2000       1999
                                                              ----   ----   -------------
                                                              (DOLLARS IN
                                                               MILLIONS)
Current:
  Federal...................................................  $46    $ 6        $(36)
  Foreign...................................................    9     (1)         12
                                                              ---    ---        ----
                                                               55      5         (24)
                                                              ---    ---        ----
Deferred:
  Federal...................................................    6     45         (68)
  Foreign...................................................   (1)    11           8
                                                              ---    ---        ----
                                                                5     56         (60)
                                                              ---    ---        ----
Provision (benefit) for income taxes........................  $60    $61        $(84)
                                                              ===    ===        ====

     Reconciliations of the income tax provision (benefit) at the U.S. statutory rate to the provision (benefit) for income taxes as reported were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              ---------------------------
                                                                            PREDECESSOR'S
                                                                                BASIS
                                                                            -------------
                                                              2001   2000       1999
                                                              ----   ----   -------------
                                                              (DOLLARS IN
                                                               MILLIONS)
Tax provision at U.S. statutory rate........................  $34    $61        $(83)
Tax effect of:
  Foreign tax rate in excess of U.S. tax rate...............   (3)     1           1
  Tax preferred investment income...........................   (2)     2          (4)
  Tax credits...............................................   (6)    (7)         (7)
  Litigation related........................................   14
  State tax net of federal benefit..........................    3     --           2
  Corporate owned life insurance............................    4     (4)         (3)
  Goodwill amortization.....................................    7      4           2
  Valuation allowance for carryforward items................    4     --           6
  Sale of subsidiaries......................................    5      5          --
  Other, net................................................   --     (1)          2
                                                              ---    ---        ----
Provision for income taxes..................................  $60    $61        $(84)
                                                              ===    ===        ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

     Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                              ------------
                                                              2001    2000
                                                              -----   ----
                                                              (DOLLARS IN
                                                               MILLIONS)
Deferred income tax assets:
  Reserve for future policy benefits........................  $ 124   $  2
  Employee benefits.........................................     36     35
  Investments...............................................     64    106
  Loss and credit carryforwards.............................    255    196
  Other, net................................................    107     74
                                                              -----   ----
                                                                586    413
  Less: valuation allowance.................................     15      8
                                                              -----   ----
                                                                571    405
                                                              -----   ----
Deferred income tax liabilities:
  Deferred policy acquisition costs.........................    510    398
  Net unrealized investment gains...........................     59      7
  Other.....................................................    105     71
                                                              -----   ----
                                                                674    476
                                                              -----   ----
Net deferred income tax liability...........................  $(103)  $(71)
                                                              =====   ====

     The Company has not recognized a deferred tax liability for the undistributed earnings of its wholly owned domestic and foreign subsidiaries because the Company currently does not expect those unremitted earnings to become taxable to the Company in the foreseeable future. This is due to the fact that the unremitted earnings will not be repatriated in the foreseeable future, or because those unremitted earnings that may be repatriated will not be taxable through the application of tax planning strategies that management would utilize.

     The Company believes that it is more likely than not that the deferred tax assets established will be realized except for the amount of the valuation allowance. As of December 31, 2001 and 2000, a valuation allowance for deferred tax assets of approximately $15 million and $8 million respectively, was provided on the capital losses of RGA, Inc. and the net operating losses of RGA's Australian, Argentine, South African and U.K. subsidiaries. At December 31, 2001, the Company's subsidiaries had net operating loss carryforwards of $521 million and capital loss carryforwards of $127 million. The remaining loss carryforwards are expected to be utilized during the period allowed.

     The Company has been audited by the Internal Revenue Service for the years through and including 1994. The Company is being audited for the years 1995-2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements. During 2001, 2000 and 1999 the Company paid/(received refunds of) taxes totalling approximately $38 million, ($64) million and $77 million respectively. The Company is party to a written tax sharing agreement.

13.  REINSURANCE

     The Company's life insurance operations participate in reinsurance in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. Risks in excess of $4 million on single

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

survivorship policies and joint survivorship policies are 100 percent coinsured. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                                YEARS ENDED DECEMBER 31,
                                                          -------------------------------------
                                                                                  PREDECESSOR'S
                                                                                      BASIS
                                                                                  -------------
                                                            2001        2000          1999
                                                          ---------   ---------   -------------
                                                          (DOLLARS IN MILLIONS)
Direct premiums.........................................   $  553      $  705        $1,140
Reinsurance assumed.....................................    1,841       1,772         1,668
Reinsurance ceded.......................................     (304)       (527)         (417)
                                                           ------      ------        ------
Net premiums............................................   $2,090      $1,950        $2,391
                                                           ======      ======        ======
Reinsurance recoveries netted against policyholder
  benefits..............................................   $  106      $  117        $  216
                                                           ======      ======        ======

     Reinsurance recoverables, included in premiums and other receivables, were $451 million and $456 million at December 31, 2001 and 2000, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $145 million and $50 million at December 31, 2001 and 2000, respectively.

14.  STOCKHOLDER'S EQUITY

DIVIDEND RESTRICTIONS

     The Company and its insurance subsidiaries are subject to limitations on the payment of dividends to their parents. Generally, dividends during any year may not be paid without prior regulatory approval, in excess of the lessor of (and with respect to life and health subsidiaries in Missouri, in excess of the greater of): (a) ten percent of the insurance subsidiaries' statutory surplus as of the preceding December 31 or (b) the insurance subsidiaries' statutory gain from operations for the preceding year. As of December 31, 2001, the Company could pay GenAmerica a stockholder dividend of $77 million without prior approval of the Department.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999

15.  STATUTORY EQUITY AND INCOME

     The reconciliations of insurance subsidiaries' statutory capital and surplus determined in accordance with accounting practices prescribed or permitted by insurance regulatory authorities, with stockholder's equity determined in conformity with generally accepted accounting principles were as follows:

                                                                  DECEMBER 31,
                                                              ---------------------
                                                                2001        2000
                                                              ---------   ---------
                                                              (DOLLARS IN MILLIONS)
Statutory capital and surplus...............................   $  777      $  986
GAAP adjustments for:
  Future policy benefits and policyholders account
     balances...............................................     (710)       (985)
  Deferred policy acquisition costs.........................    1,864       1,588
  Deferred income taxes.....................................     (208)        137
  Valuation of investments..................................      494         220
  Statutory asset valuation reserves........................       83          67
  Statutory interest maintenance reserve....................        5           6
  Surplus notes.............................................     (107)       (107)
  Change in nonadmitted assets..............................      201         147
  Other, net................................................     (475)       (252)
                                                               ------      ------
Stockholder's Equity........................................   $1,924      $1,807
                                                               ======      ======

     The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The impact of adoption did not materially impact statutory capital and surplus. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

     Statutory net loss of the Company, as filed with the Missouri Insurance Department, was $111 million, $42 million, and $121 million for the years ended 2001, 2000 and 1999, respectively; statutory capital and surplus, as filed was $777 million and $986 million at December 31, 2001 and 2000, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31, 2001, 2000 AND 1999



16.  OTHER COMPREHENSIVE INCOME (LOSS)


     The following table sets forth the reclassification adjustments required for the years ended December 31, 2001 and 2000 to avoid double-counting in other comprehensive income items that are included as part of net income for the current year that have been reported as a part of other comprehensive income in the current or prior year:


                                                                           PREDECESSOR'S
                                                                               BASIS
                                                                           -------------
                                                            2001    2000       1999
                                                            ----    ----   -------------
                                                            (DOLLARS IN
                                                             MILLIONS)
Holding gains (losses) on investments arising during the
  year....................................................  $133    $ 93       $(754)
Income tax effect of holding gains or losses..............   (55)    (40)        267
Reclassification adjustments:
  Recognized holding losses (gains) included in current
     year income..........................................    30     (40)        234
  Amortization of premium and discount on investments.....   (64)     16         (81)
  Recognized holding losses allocated to other
     policyholder amounts.................................   (15)     --          --
  Income tax effect.......................................    20      --          --
Allocation of holding losses on investments relating to
  other policyholder amounts..............................     7      --          --
Income tax effect of allocation of holding losses to other
  policyholder amounts....................................    (3)     --          --
                                                            ----    ----       -----
Net unrealized investment gains (losses)..................    53      29        (334)
                                                            ----    ----       -----
Foreign currency translation adjustments arising during
  the year................................................     2     (10)         13
                                                            ----    ----       -----
Other comprehensive income (loss).........................  $ 55    $ 19       $(321)
                                                            ====    ====       =====

                                     PART C

                                OTHER INFORMATION

Item 24. Financial statements and Exhibits

     (a)  Financial Statements

     The financial statements of the Separate Account and the Company are included in Part B hereof.

     (b)  Exhibits

     (1) Resolutions of the Board of Directors of General American Life Insurance Company ("General American") authorizing establishment of the Separate Account (F1)

     (2)  Not Applicable


     (3)  (a) Form of Distribution Agreement (F3)

     (b)  Form of Selling Agreement (F2)

     (4) (a) Form of tax sheltered group variable annuity contract (No. V82-300) (F10)

     (b) Form of tax sheltered individual variable annuity certificate (No. V82-301) (F10)

     (c)  Form of variable annuity (tax qualified)(No. V82-400) (F10)

     (d)  Form of individual variable annuity (non-tax qualified)(No. 10013)
          (F10)

     (e)  Form of individual variable annuity (tax qualified)(No. 10014) (F10)

     (f)  Form of tax sheltered group variable annuity contract (No. 10015)
          (F10)

     (g)  Form of tax sheltered group variable annuity certificate (No. 10016)
          (F10)

     (h)  Endorsement related to the reorganization of Separate Account (F9)

     (i) Form of endorsement relating to requirements of Section 408(b) (IRA's) Internal Revenue Code IRC (No. 1096900) (F9)

     (j)  Form of endorsement allowing other Fund sponsors (No. 1098900) (F9)

     (k) Form of endorsement relating tax sheltered annuities, Section 403(b) IRC (No. 1098600) (F9)

     (l) Form of endorsement relating to tax sheltered annuities with employer contribution (No. 1098800) (F9)

     (m)  Form  of  endorsement   relating  to  the  Unemployment   Compensation
          Amendments (No. 1 E6) (F9)

     (5)  Form of application (F5)

     (6) (a) Amended and Restated Charter and Articles of Incorporation of General American Life Insurance Company (F10)

          (b) By-laws of General American (F10)

     (7)  Not applicable

     (8)  Not applicable

     (9)  Opinion and Consent of Counsel (F4)

     (10) Independent Auditors' Consents

     (11) Not applicable

     (12) Not applicable

     (13) Not applicable

     (14) Copies of manually signed powers of attorney for General American Life Insurance Company directors William E. Cornelius, John C. Danforth (F8), Craig D. Schnuck (F7), William P. Stiritz, Andrew C. Taylor (F6), Robert L. Virgil, Jr. and Virginia V. Weldon (F3).

(F1) Incorporated  by  reference  to initial  registration  statement,  File No.
     2-39272

(F2) Incorporated by reference to Pre-Effective Amendment No. 1 to registration statement of General American Separate Account Eleven, File No. 33-10146

(F3) Incorporated by reference to Post-Effective Amendments No. 29 and 34 to this Registration Statement

(F4) Incorporated by reference to Post-Effective Amendment No. 31 to this Registration Statement

(F5) Incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement

(F6) Incorporated by reference to Post-Effective Amendment No. 37 to this Registration Statement

(F7) Incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement

(F8) Incorporated by reference to Post-Effective Amendment No. 40 to this Registration Statement

(F9) Incorporated by reference to Post-Effective Amendment No. 41 to this Registration Statement

(F10)Incorporated by reference to Post-Effective Amendment No. 43 to this Registration Statement

Item 25.  Directors and Officers of the Depositor


     Name and Principal                       Positions and Offices
     Business Address*                               with Depositor

Principal Officers

James M. Benson                     President, Chief Executive Officer & Chairman
                                    of Executive Committee

Richard J. Miller                   Executive Vice President

Bernard H. Wolzenski                Executive Vice President-Individual Insurance

A. Greig Woodring                   Executive Vice President, Reinsurance; President and
                                    CEO, RGA, Inc.

Richard D. Evans                    Senior Vice President

Daniel J. McDonald                  Senior Vice President

Jerome M. Mueller                   Senior Vice President

John E. Petersen                    Senior Vice President

Donald Lambert                      Vice President

Timothy J. Klopfenstein             Vice President & Chief Financial Officer

Matthew P. McCauley                 Vice President, General Counsel and Secretary

Anthony J. Williamson               Treasurer



*    The  principal  business  address  of  Messrs.  McCauley,  Evans,  Lambert,
     McDonald,  Miller, Mueller, Petersen and Wolzenski is General American Life
     Insurance Company, 700 Market Street, St. Louis, Missouri 63101. The principal business address for Mr. Woodring is 1370 Timberlake Manor
     Parkway,  Chesterfield,  MO 63017.  The principal  business address for Mr.
     Klopfenstein is 13045 Tesson Ferry Road, St. Louis, MO 63128. The principal business address for Messrs. Benson and Williamson is Metropolitan Life
     Insurance Company, 1 Madison Avenue, New York, NY 10010.


Directors

James M. Benson, Chairman
Metropolitan Life Insurance Company
One Madison Avenue
New York, NY 10010

William E.  Cornelius
Union Electric Company
P.O.  Box 149
St.  Louis, Missouri 63166

John C.  Danforth
Bryan Cave
One Metropolitan Square, Suite 3600
St.  Louis, Missouri 63102

Arnold W. Donald
Merisant Company
1 N. Brentwood, Suite 510
Clayton, MO 63105

Jerald L. Kent
13351 Buckland Hall Road
Town & Country, MO 63131

Stewart G. Nagler
Metropolitan Life Insurance Company
One Madison Avenue
New York, NY 10010

Craig D.  Schnuck
Schnuck Markets, Inc.
11420 Lackland Road
P.O.  Box 46928
St.  Louis, Missouri  63146

William P.  Stiritz
Agribrands International, Inc.
1401 S. Brentwood, Suite 650
St.  Louis, Missouri 63144

Robert L.  Virgil
Edward Jones
12555 Manchester
St.  Louis, Missouri  63131-3729

Lisa M. Weber
Metropolitan Life Insurance Company
One Madison Avenue
New York, NY 10010

Virginia V.  Weldon, M.D.
St. Louis Symphony
718 N. Grand Blvd.
St.  Louis, Missouri  63103

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant



                     LIST OF SUBSIDIARIES AND AFFILIATES OF
                        GENAMERICA FINANCIAL CORPORATION
                              As of April 25, 2002

     MetLife, Inc.: Publicly held stock company formed to hold all of the stock in the Metropolitan/GenAmerica Financial group of companies.


Metropolitan Life Insurance Company:  Holds all of the stock in GenAmerica Financial Corporation.
-----------------------------------

GenAmerica Financial Corporation:  formed to hold all of the stock of General American Life Insurance Company.
--------------------------------

         Walnut  Street  Securities,  Inc.:  wholly-owned  subsidiary  engaged in the process of selling  variable  life  insurance
         ---------------------------------
         and variable annuities and other securities.

                  Walnut Street Advisers,  Inc.:  wholly-owned subsidiary of Walnut Street Securities engaged in the business of
                  -----------------------------
                  giving investment advice.

                  WSS Insurance Agency of Alabama,  Inc.: Formed to act as a resident insurance agency for Walnut Street Securities,
                  -------------------------------------
                  Inc. in Alabama.

                  WSS  Insurance  Agency of  Massachusetts,  Inc.: Formed to act as a resident insurance agency  for  Walnut  Street
                  ----------------------------------------------
                  Securities, Inc. in Massachusetts.

                  WSS Insurance Agency of Nevada,  Inc.:  Formed to act as a resident insurance agency for Walnut Street Securities,
                  ------------------------------------
                  Inc. in Nevada.

                  WSS Insurance Agency of Ohio, Inc.: Formed to act as a resident insurance agency for Walnut Street Securities,Inc.
                  ---------------------------------
                  in Ohio.

         Collaborative Strategies, Inc.:  wholly-owned business management consulting company.
         ------------------------------

         GenAmerica Capital I: Wholly-owned Delaware trust formed for the purpose of issuing securities as an investment vehicle for GenAmerica
         Financial Corporation.

         Missouri Reinsurance (Barbados), Inc.:  wholly-owned Barbados exempt life, accident and health reinsurance company.
         -------------------------------------

         General American Distributors, Inc.:  Formed to act as a wholesale Broker-Dealer.
         --------------------------------------

         General American Life Insurance Company:  an insurance company selling life and pensions.
         ---------------------------------------

                  GenAmerica Management Corporation:  central management corporation.
                  ---------------------------------

                  Cova Corporation:  wholly-owned subsidiary formed to own the former Xerox Life companies.
                  ----------------

                           MetLife Investors  Insurance Company (fka Cova Financial Services Life Insurance  Company):  wholly-owned
                           ------------------------------------------------------------------------------------------
                           by Cova Corporation, engaged in the business of selling annuities and life insurance.

                                    First MetLife Investors Insurance Company
                                    (fka First Cova Life Insurance Company):
                                    wholly-owned by MetLife Investors Life
                                    Insurance Company, engaged in the sale of life insurance in New York.

                                    MetLife Investors Insurance Company of
                                    California (fka Cova Financial Life
                                    Insurance Company): wholly-owned by MetLife
                                    Investors Insurance Company, engaged in the sale of life insurance and annuities in California.

                           Cova Life Management Company:  wholly-owned by Cova Corporation.
                           ----------------------------

                  General Life  Insurance  Company: wholly-owned subsidiary, domiciled in Texas, engaged in the business of selling
                  --------------------------------
                  life insurance and annuities.

                  Paragon Life Insurance Company:  wholly-owned subsidiary engaged in employer sponsored sales of life insurance.
                  ------------------------------

                  John S. McSwaney & Associates, Inc.  General American acquired 100% of the stock of this insurance agency.
                  -----------------------------------

                  Equity Intermediary Company:  wholly-owned subsidiary holding company formed to own stock in subsidiaries.
                  ---------------------------

                           Reinsurance Group of America,  Incorporated: subsidiary, of which approximately 48.3% is owned by Equity
                           -------------------------------------------
                           Intermediary, 9.6% is owned by MetLife, and the
                           balance by the public.

                                    General American Argentina Sequros de Vida
                                    S.A.: Argentinean subsidiary 100% owned by RGA, engaged in business as a life, annuity, disability and survivorship insurer.

                                    RGA Argentina S.A.:  Argentinian subsidiary 100% owned by RGA.
                                    -----------------

                                    Reinsurance Company of Missouri, Incorporated: wholly owned subsidiary formed for the purpose of
                                    ------------------------------------------------
                                    owning RGA Reinsurance Company.

                                            RGA Reinsurance Company:  subsidiary engaged in the reinsurance business.
                                            -----------------------

                                                     Fairfield Management Group, Inc.:  100% owned subsidiary.
                                                     ---------------------------------

                                                              Reinsurance Partners, Inc.:   wholly-owned   subsidiary  of  Fairfield
                                                              -----------------------------
                                                              Management Group, Inc., engaged in business as a reinsurance brokerage company.

                                                              Great Rivers Reinsurance Management, Inc.: wholly-owned  subsidiary of
                                                              -------------------------------------------
                                                              Fairfield Management Group, Inc., acting as a reinsurance manager.

                                                              RGA  (U.K.)  Underwriting  Agency  Limited:  wholly-owned by Fairfield
                                                              ------------------------------------------
                                                              Management Group, Inc.

                                    RGA Reinsurance Company (Barbados) Ltd.: subsidiary of Reinsurance Group of America,
                                    ---------------------------------------
                                    Incorporated formed to engage in the exempt
                                    insurance business.

                                            RGA Financial Group, L.L.C.:  80% owned by RGA  Reinsurance Company (Barbados) Ltd. and
                                            -----------------------------
                                            20% owned by RGA Reinsurance
                                            Company. Formed to market and manage
                                            financial reinsurance business to be
                                            assumed by RGA Reinsurance Company.

                                    Triad Re,  Ltd.: Reinsurance Group of America, Incorporated  owns 100% of all  outstanding  and
                                    ----------------
                                    issued shares of the Company's preferred stock. Reinsurance Group of America, Inc. owns 66.67%
                                    of all outstanding and issued shares of the Company's common stock. Schmitt-Sussman Enterprises,
                                    Inc. owns 33.33% of all outstanding and issued shares of the Company's common stock.

                                    RGA Americas Reinsurance Company, Ltd.:  Reinsurance Group of America, Incorporated owns 100% of
                                    ----------------------------------------
                                    this company.

                                    RGA International Ltd.: a Canadian corporation  wholly-owned  by  Reinsurance  Group of America,
                                    ------------------------
                                    existing to hold Canadian reinsurance operations.

                                            RGA  Canada  Management Inc.: a Canadian  corporation  wholly-owned  by RGA under  CBCA,
                                            -----------------------------
                                            existing to accommodate Canadian investors.

                                                     RGA Life  Reinsurance  Company  of  Canada  Limited: a  Canadian  corporation
                                                     -----------------------------------------------------
                                                     wholly-owned by RGA Canada Management Inc.

                           RGA International Co. (Nova Scotia ULC):  100% owned by RGA U.S.
                           ----------------------------------------

                                    RGA  Financial Products Limited: 100% owned by RGA  International Co. (Nova Scotia) 100 Class A
                                    ----------------------------------
                                    shares).

                           RGA Holdings Limited: holding company formed in the United Kingdom to own three operating companies:  RGA
                           ---------------------
                           UK Services Limited, RGA Capital Limited, and RGA
                           Reinsurance (UK) Limited.

                                    RGA Capital Limited:  company is a corporate member of a Lloyd's life syndicate.
                                    -------------------

                                    RGA Reinsurance (UK) Limited: company to act as reinsurer.
                                    ----------------------------

                                    RGA UK Services Limited (fka RGA Managing Agency Limited):  inactive company.
                                    ----------------------------------------------------------

                           RGA Australian  Holdings Pty Limited: holding company formed to own RGA Reinsurance Company of Australia
                           ------------------------------------
                           Limited.

                                    RGA Reinsurance Company of Australia  Limited: formed to reinsure the life, health and accident
                                    -----------------------------------------------
                                    business of non-affiliated Australian insurance companies.

                           RGA South African Holdings (Pty) Ltd.: 100% owned by Reinsurance Group of America, Incorporated formed
                           --------------------------------------
                           for the purpose of holding RGA Reinsurance Company of South Africa Limited.

                                    RGA Reinsurance Company of South Africa Limited: 100% owned by RGA South African  Holdings (Pty)
                                    --------------------------------------------------
                                      Ltd.

                           Regal Atlantic Company (Bermuda) Ltd.:  100% owned.
                           ------------------------------------

                           Malaysia Life Reinsurance Group Berhad:  30% owned.
                           --------------------------------------

                           RGA Sigma Reinsurance SPC (Cayman Islands):  100% owned.
                           -------------------------------------------

                  Security Equity Life Insurance Company: wholly-owned subsidiary, domiciled in New York, engaged in the business of
                  --------------------------------------
                  selling life insurance and annuities.

                  GenAm Holding Company:  Formed to hold stock in various non-insurance subsidiaries.
                  ---------------------

                          Krisman, Inc.: shell company.
                           -------------

                           White Oak Royalty Company:  wholly-owned, second-tier subsidiary formed to own mineral interests.
                           -------------------------

Mutual funds associated with General American Life Insurance Company:

         General American Capital Company


Item 27.    Number of Contract Owners

     As of March 31, 2002 there were 8,351 contract Owners of qualified contracts and 1,386 contract owners of non-qualified contracts.

Item 28.    Indemnification

     Section 351.355 of the Missouri General and Business Corporation Law, in brief, allows a corporation to indemnify any person who is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action if he acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation. Where any person was or is a party or is threatened to be made a party in an action or suit by or in the right of the corporation to procure a judgment in its favor, indemnification may not be paid where such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation, unless a court determines that the person is fairly and reasonably entitled to indemnity. A corporation has the power to give any further indemnity, to any person who is or was a director, officer, employee or agent, provided for in the articles of incorporation or as authorized by any by-law which has been adopted by vote of the shareholders, provided that no such indemnity shall indemnify any person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct.

     In accordance with Missouri law, General American's Board of Directors, at its meeting on 19 November 1987 and the policyholders of General American at the annual meeting held on 26 January 1988 adopted the following resolutions:

"BE IT RESOLVED THAT

     1. The company shall indemnify any person who is or was a director, officer, or employee of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any and all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement, actually and reasonably incurred by him or her in connection with any civil, criminal, administrative or investigative action, proceeding or claim (including an action by or in the right of the company) by reason of the fact that he or she was serving in such capacity if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; provided that such person's conduct is not finally adjudged to have been knowingly fraudulent, deliberately dishonest or willful misconduct.

     2. The indemnification provided herein shall not be deemed exclusive of any other rights to which a director, officer, or employee may be entitled under any agreement, vote of policyholders or disinterested directors, or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, or employee and shall inure to the benefit of the heirs, executors and administrators of such a person."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

     (a) General American Distributors, Inc., 700 Market St., St. Louis, MO 63101 serves as the principal underwriter for the variable annuity contracts funded by Separate Account Two. General American Distributors, Inc. also serves as the principal underwriter for variable life insurance policies funded by Separate Account Eleven of General American.

     (b) Directors and Officers

      Name and Principal Business               Positions and Offices
              Address*                            with Underwriter

      Officers
      Richard Furlong                           President and Director

      Steven D. Anderson                        Vice President & Chief Financial
                                                Officer and Director

      John E. Petersen                          Vice President

      Richard D. Evans                          Vice President

      Matthew P. McCauley                       Secretary/Treasurer and Director

      Eric Verseman                             Vice President, Compliance

* Messrs. Evans, McCauley, Petersen, Anderson, and Verseman are at 700 Market Street, St. Louis, Missouri 63101. Mr. Furlong is at 1 Madison Avenue, New York, NY 10010.


     (c)  Not Applicable.

Item 30.    Location of Accounts and Records

     All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by General American at its administrative offices, 13045 Tesson Ferry Road, St. Louis, Missouri 63128.

Item 31.    Management Services

     All management contracts are discussed in Part A or Part B.

Item 32.    Undertakings and Representations

(a) Registrant undertakes that it will file post-effective amendments to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include, as part of the application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to General American at the address or phone number listed in the prospectus.

(d) Registrant represents that it is relying upon a "no-action" letter (No. P-6-88) issued to the American Council of Life Insurance concerning the conflict between the redeemability requirements of sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by section 403(b)(11) of the Internal Revenue Code. Registrant has included disclosure concerning the 403(b)(11) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before the contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.

(e) General American, of which Registrant forms a part, hereby represents that the fees and charges deducted under the terms of the Contracts are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected, and the risks assumed by General American.

                                       SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of St. Louis and State of Missouri, on this 26th day of April, 2002.



                                  GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                  (Registrant)


                              By: GENERAL AMERICAN LIFE INSURANCE COMPANY
                                   (Depositor)


                              By:/s/JAMES M. BENSON
                                 ----------------------------------------


                                  GENERAL AMERICAN LIFE INSURANCE COMPANY
                                   (Depositor)


                              By: /s/JAMES M. BENSON
                                  ----------------------------------------



     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                Title                            Date




/s/ JAMES M. BENSON
- ------------------------------        President, Chief Executive       4/26/02
James M. Benson                         Officer and Chairman of the
                                        Board of Directors



/s/ TIMOTHY J. KLOPFENSTEIN                                              4/26/02
- ------------------------------        Vice President and Chief
Timothy J. Klopfenstein                 Financial Officer (principal
                                        financial officer)



WILLIAM E. CORNELIUS*                                                    4/26/02
- ----------------------------------    Director
William E. Cornelius



JOHN C. DANFORTH*                                                        4/26/02
- --------------------------------      Director
John C. Danforth



- ---------------------------------     Director
Arnold W. Donald




- ---------------------------------     Director
Jerald L. Kent



- ---------------------------------     Director
Stewart G. Nagler



CRAIG D. SCHNUCK*                                                        4/26/02
- ----------------------------------    Director
Craig D. Schnuck



WILLIAM P. STIRITZ*                                                      4/26/02
- ----------------------------------    Director
William P. Stiritz



ANDREW C. TAYLOR*                                                        4/26/02
- ---------------------------------     Director
Andrew C. Taylor


ROBERT L. VIRGIL, JR.*                                                   4/26/02
- --------------------------------      Director
Robert L. Virgil, Jr.



- ---------------------------------     Director
Lisa M. Weber



VIRGINIA V. WELDON*                                                      4/26/02
- --------------------------------      Director
Virginia V. Weldon



*By: /s/ MATTHEW P. MCCAULEY
    ----------------------------------------------------------
    Matthew P. McCauley, Attorney-in-Fact


*    Original  powers of attorney  authorizing  the  Registrant's  Secretary and
     Assistant  Secretaries as well as Matthew P.  McCauley,  William L. Hutton,
     and  Christopher  A.  Martin  to  sign  this  Registration   Statement  and
     Amendments  thereto on behalf of the Board of Directors of General American
     Life  Insurance  Company are  incorporated  by reference to  Post-Effective
     Amendment No. 4 to the Registration Statement, File No. 333-53477 (VUL 98),
     May 1, 2001.




                                   EXHIBITS TO

                       POST-EFFECTIVE AMENDMENT NO. 48 TO

                                    FORM N-4


                      GENERAL AMERICAN SEPARATE ACCOUNT TWO

                                INDEX TO EXHIBITS

Exhibit                                              Page


EX-99.B10     Independent Auditors' Consents